OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2013
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                     Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2010 through July 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
Annual Report | July 31, 2011
--------------------------------------------------------------------------------

Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
-----        ----          ----         ----         ----
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX



[LOGO] PIONEER
       Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2

Portfolio Management Discussion                               4

Fund Reviews                                                  8

Comparing Ongoing Fund Expenses                              10

Prices and Distributions                                     18

Portfolio Summary & Performance Update                       21

Schedule of Investments                                      41

Financial Statements                                         49

Notes to Financial Statements                                71

Report of Independent Registered Public Accounting Firm      82

Trustees, Officers and Service Providers                     83


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     1

President's Letter

Dear Shareowner,

The U.S. economy went through a soft patch in the first half of 2011, and the second half of the year, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. The markets reacted quite negatively to the credit downgrade, and there is concern about the strength of the global economy going forward.

Pioneer is cautiously optimistic that the U.S. economy will see moderate economic growth over the balance of 2011, though at a slower pace than we had expected earlier this year. While housing and employment remain weak, the private sector shows signs of slow but steady improvement, led by higher capital investment, solid exports, and improved consumption. At the same time, the risks to growth remain substantial, including high unemployment, continued delays in the housing sector's recovery, and the fiscal drag of U.S. federal and state budget cuts.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     3

Portfolio Management Discussion | 7/31/11

In the following interview, portfolio manager Dr. Peng Chen, CFA, President, Ibbotson Associates Advisors, LLC, the funds' subadviser, discusses the market environment over the 12 months ended July 31, 2011, and the investment strategies that applied to the funds in the Pioneer Ibbotson Asset Allocation Series during the period.

Q How would you characterize the economic and market backdrop during the 12 months ended July 31, 2011?

A As the period opened in August of 2010, concerns over the health of the global economic recovery and continued worries about sovereign debt in the so-called P.I.I.G.S nations (Portugal, Italy, Ireland, Greece, and Spain) weighed on investor sentiment across the financial markets, driving stocks down and keeping 10-year Treasury yields in the 2.5% range. Beginning in September 2010, equities and riskier assets in general responded with ebullience to a number of developments that were seen as likely to lead to improved corporate profits. Among the developments were the prospect of a second round of bond purchases by the Federal Reserve Board (the Fed), known as "QE2," turnover in Congress as a result of the November 2010 elections and a late-2010 budget deal between the Obama administration and congressional Republicans that extended the Bush-era tax cuts. Very strong equity market performance followed; by contrast, fixed-income performance waned as investors anticipated potential inflation spikes.

  Entering 2011, the "risk rally" continued, showing strong returns as the economic recovery appeared to gain strength despite a slack job market and depressed housing prices in the U.S. There would be substantial volatility during the first quarter of 2011, however, as the markets attempted to digest the arrival of some unsettling news. Most notably, political unrest developed across the Middle East (the so-called "Arab Spring"), raising the prospect of a constrained supply of oil for the global economy; and a catastrophic earthquake and tsunami hit Japan in March, which had significant repercussions for the global manufacturing supply chain.

  The second quarter of 2011 saw a slowing in the rate of global economic expansion. In the U.S., with the Fed's QE2 program scheduled to end in June, continued weakness in employment and housing raised concerns over the possibility of a "double-dip" recession. In addition, the threat of a default by Greece on its sovereign debt hung over the global credit markets. Equity markets in general reacted negatively as concerns over the pace of global growth and the European debt crisis ebbed and flowed. In turn, the


4     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

  U.S. bond market benefited from flows into Treasuries as investors sought a safe haven, which caused interest rates to fall.

  Stocks declined in May and for much of June 2011, before strengthening again as Greece appeared on the verge of approving asset sales and fiscal reforms sufficient to win further financial support from the International Monetary Fund and European Union. As the 12-month period drew to a close, however, equities softened as rancorous negotiations over raising the U.S. debt ceiling raised the possibility of a default on U.S. government debt.

  For the 12 months ended July 31, 2011, the U.S. equity market, as measured by the Standard & Poor's 500 Index (the S&P 500), returned 19.65%. Within the U.S. market, small-cap stock returns were modestly higher than those of their larger-cap counterparts, and growth stocks outperformed value by a wide margin during the period. In fixed income, the Barclays Capital Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 4.44% for the 12 months ended July 31, 2011.

Q What were the strategic considerations that you applied to the four Pioneer funds in allocating assets over the 12 months ended July 31, 2011?

A For each fund, assets have been invested in keeping with their broad asset allocation and specific mutual fund targets. The funds entered the 12-month period with an overweighting of bonds and a corresponding underweighting of equities, as we believed equity valuations had become stretched relative to the prevailing economic headwinds. The tilt detracted from the funds' overall relative performance as equities rose sharply; we removed the tilt around the middle of the 12-month period ended July 31, 2011.

  In addition to adjusting the proportion of stock versus bond holdings in the funds, we sometimes will also make tactical shifts within the equity portions of the funds. In that vein, we maintained neutral target weightings in the funds' non-U.S. equity market investment alternatives, both developed and emerging, over the 12-month period.

  Within the U.S. equity portion of the funds, early in the period we maintained an overweighting of U.S. large-cap stocks and a corresponding underweighting of U.S. small-cap stocks. We believed that large-cap stocks had the potential to be more resilient in the face of short-term market volatility given their globally diversified businesses and more stable cash flows, earnings, and financing sources. The tilt was a modest constraint on the overall relative performance of the funds, due largely to the soaring outperformance of small-cap stocks over large-cap stocks when investor sentiment was at very high levels late in 2010.

  In early 2011 we moved to neutral weightings within the U.S. equity portions of the funds with respect to style (growth versus value) and market


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     5
  capitalization. Late in the 12-month period we added a U.S. real estate investment trust (REIT) underweight and a corresponding U.S. large-cap equity overweight in each of the funds. We believe the recent exuberance of U.S. property stocks has left them with valuation ratios that may be difficult to sustain in the medium term, and that are hard to justify by fundamentals.

Q What factors are you watching most closely as you determine strategy for the funds going forward?

A At this time, uncertainty about the economic outlook is unusually high. Among the potential headwinds to the economy are high oil prices, the sovereign debt crisis in Europe, highly leveraged households and businesses in the United States, and the poor fiscal situation of many developed countries. On balance, we expect slow growth across most advanced economies and that market volatility will remain high.

  In Europe, we would not be surprised to see one or more of the peripheral nations (such as Greece or Portugal) default on its debt before the year ends.

  In the U.S., wrangling over the debt ceiling was resolved without a default on the government's debt. However, as the downgrade of the U.S.'s credit rating by Standard & Poor's reflects, the nature of the debate does not bode well for an easy solution to the longer-term issue of how to begin trimming deficits. With the Fed coming to the end of its monetary stimulus programs and other government fiscal stimulus waning over the remainder of 2011, it is unclear from where the impetus for further growth will come. On the positive side, corporate profits and balance sheets have remained very strong, although the rate of growth in profits has been slowing.

  We believe the uncertain backdrop reinforces the importance of maintaining a diversified investment portfolio consistent with one's long-term objectives. We will continue to closely monitor the economic backdrop as we manage the portfolios within their strategic asset allocation guidelines.


Please refer to the Schedule of Investments on pages 41-48 for a full listing of fund securities.


6     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

These risks may increase share price volatility.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     7

Fund Reviews | 7/31/11

Pioneer Ibbotson Conservative Allocation Fund

The Fund's Class A shares had a total return of 9.04% at net asset value over the 12 months ended July 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 19.65% and 4.44%, respectively, while the average return for the 446 funds in Lipper's Mixed-Asset Target Allocation/Conservative Funds category was 9.76%.

The Fund targeted an asset allocation of 30% equities and 70% fixed income during the period. Within the domestic equity portion of the Fund, Pioneer Fund was the largest holding, at 4.07% of assets on July 31, 2011. Pioneer Disciplined Value Fund was the next largest holding, at 4.05% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Short Term Income Fund, at 24.88% of assets, followed by Pioneer Bond Fund, at 23.32%.

Pioneer Ibbotson Moderate Allocation Fund

The Fund's Class A shares had a total return of 12.91% at net asset value over the 12 months ended July 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 19.65% and 4.44%, respectively, while the average return of the 482 funds in Lipper's Mixed-Asset Target Allocation/Moderate Funds category was 12.87%.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 7.31% of assets on July 31, 2011. Pioneer Global Equity Fund was the next-largest equity holding, at 6.73% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Short Term Income Fund, at 14.32% of assets, followed by Pioneer Bond Fund, at 14.12% of assets.

Pioneer Ibbotson Growth Allocation Fund

The Fund's Class A shares had a total return of 14.85% at net asset value over the 12 months ended July 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 19.65% and 4.44%, respectively, while the average return of the 553 funds in Lipper's Mixed-Target Asset Allocation/Growth Funds category was 15.20%.

The Fund targeted an asset allocation of 75% equities, 25% fixed income during the period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 9.41% of assets on July 31, 2011. Pioneer Global Equity Fund was the next-largest equity holding, at 8.10% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 10.60%, followed by Pioneer Short Term Income Fund, at 6.92% of assets.


8     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Pioneer Ibbotson Aggressive Allocation Fund

The Fund's Class A shares had a total return of 16.42% at net asset value over the 12 months ended July 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 19.65% and 4.44%, respectively, while the average return of the 794 funds in Lipper's Multi-Cap Core Funds category was 19.55%.

The Fund targeted an asset allocation of 90% equities, 10% fixed income during the period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 14.19% of assets on July 31, 2011. Pioneer Global Equity Fund was the next-largest equity holding, at 9.23% of assets. On the domestic side, Pioneer Mid Cap Value Fund, at 10.34% of assets, was the largest holding. The largest holding in the fixed-income portion of the Fund was Pioneer Bond Fund, at 6.37% of assets.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,017.83        $1,014.35        $1,013.40        $1,018.66
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $7.20           $11.49           $11.03            $7.41
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.44%, 2.30%, 2.21% and 1.48% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


10     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,017.65        $1,013.39        $1,013.84        $1,017.46
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $7.20           $11.48           $11.03            $7.40
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.44%, 2.30%, 2.21% and 1.48% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,018.95        $1,014.78        $1,016.13        $1,021.63
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $7.36           $11.39           $10.80           $5.41
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.47%, 2.28%, 2.16% and 1.08% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


12     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,017.50        $1,013.49        $1,014.08        $1,019.44
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $7.35           $11.38           $10.79            $5.41
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.47%, 2.28%, 2.16% and 1.08% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,019.35        $1,015.51        $1,016.39        $1,022.33
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $7.86           $11.89           $11.35            $5.87
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.57%, 2.38%, 2.27% and 1.17% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


14     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,017.01        $1,012.99        $1,013.54        $1,018.99
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $7.85           $11.88           $11.33            $5.86
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.57%, 2.38%, 2.27% and 1.17% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,019.35        $1,015.65        $1,016.44        $1,025.52
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $8.71           $12.64           $12.20            $6.78
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.74%, 2.53%, 2.44% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


16     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2011 through July 31, 2011.

-----------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/11
-----------------------------------------------------------------------------------------
 Ending Account Value       $1,016.17        $1,012.25        $1,012.69        $1,018.10
 (after expenses)
 on 7/31/11
-----------------------------------------------------------------------------------------
 Expenses Paid                  $8.70           $12.62           $12.18           $6.76
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.74%, 2.53%, 2.44% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     17

Prices and Distributions | 7/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

-----------------------------------------------
     Class         7/31/11          7/31/10
-----------------------------------------------
       A           $10.85           $10.19
-----------------------------------------------
       B           $10.61            $9.99
-----------------------------------------------
       C           $10.56            $9.96
-----------------------------------------------
       Y           $10.41            $9.79
-----------------------------------------------

Moderate Allocation Fund

-----------------------------------------------
     Class         7/31/11          7/31/10
-----------------------------------------------
       A           $10.74           $9.68
-----------------------------------------------
       B           $10.26           $9.25
-----------------------------------------------
       C           $10.07           $9.10
-----------------------------------------------
       Y           $10.88           $9.80
-----------------------------------------------

Growth Allocation Fund

-----------------------------------------------
     Class         7/31/11          7/31/10
-----------------------------------------------
       A           $11.09            $9.77
-----------------------------------------------
       B            $9.80            $8.64
-----------------------------------------------
       C           $10.50            $9.26
-----------------------------------------------
       Y           $11.45           $10.07
-----------------------------------------------

Aggressive Allocation Fund

-----------------------------------------------
     Class         7/31/11          7/31/10
-----------------------------------------------
       A           $11.07            $9.56
-----------------------------------------------
       B           $10.35            $8.96
-----------------------------------------------
       C           $10.50            $9.08
-----------------------------------------------
       Y           $11.24            $9.67
-----------------------------------------------


18     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Distributions per Share: 8/1/10-7/31/11
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.2541                $--               $--
--------------------------------------------------------------------------------
       B            $0.1891                $--               $--
--------------------------------------------------------------------------------
       C            $0.2094                $--               $--
--------------------------------------------------------------------------------
       Y            $0.2700                $--               $--
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.1839                $--               $--
--------------------------------------------------------------------------------
       B            $0.0880                $--               $--
--------------------------------------------------------------------------------
       C            $0.1291                $--               $--
--------------------------------------------------------------------------------
       Y            $0.2228                $--               $--
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.1265                $--               $--
--------------------------------------------------------------------------------
       B            $0.0402                $--               $--
--------------------------------------------------------------------------------
       C            $0.0644                $--               $--
--------------------------------------------------------------------------------
       Y            $0.1642                $--               $--
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $0.0578                $--               $--
--------------------------------------------------------------------------------
       B            $    --                $--               $--
--------------------------------------------------------------------------------
       C            $    --                $--               $--
--------------------------------------------------------------------------------
       Y            $0.1009                $--               $--
--------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     19

The Standard & Poor's 500 Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30, 32-35 and 37-40.


20     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Portfolio Summary | 7/31/11
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income                          70%
Equity                                30%

Short Term Bonds                   27.00%
-----------------------------------------
Domestic Corporate Bonds           17.00
-----------------------------------------
Cash & Cash Equivalent             13.00
-----------------------------------------
High-Yield Corporate Bonds         13.00
-----------------------------------------
Large Cap Growth                    9.00
-----------------------------------------
Large Cap Value                     9.00
-----------------------------------------
International Equities              8.00
-----------------------------------------
Mid/Small Cap Growth                2.00
-----------------------------------------
Mid/Small Cap Value                 2.00
-----------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------------------------------------------------
U.S. Stocks                                                   International Stocks
--------------------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                                 4.07%    Pioneer International Value Fund Class Y               4.15%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y               4.05     Pioneer Global Equity Fund Class Y                     3.10
--------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y              3.08     Pioneer Emerging Markets Fund Class Y                  1.04
--------------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                        2.08     Bonds
--------------------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y              2.06     Pioneer Short Term Income Fund Class Y                24.88%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                    2.04     Pioneer Bond Fund Class Y                             23.32
--------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                   2.02     Pioneer Strategic Income Fund Class Y                  7.31
--------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                   1.76     Pioneer Global High Yield Fund Class Y                 6.18
--------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y            1.01     Pioneer High Yield Fund Class Y                        3.08
--------------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y           1.01     Pioneer Global Aggregate Bond Fund Class Y             1.87
--------------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                   0.54     Pioneer Floating Rate Fund Class Y                     1.04
--------------------------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y          0.25
--------------------------------------------------------------------------------------------------------------------------
Pioneer Multi-Asset Floating Rate Fund Class Y       0.06
--------------------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     21

Performance Update | 7/31/11                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
----------------------------------------------------------------------------
                                                            Public
                                            Net Asset       Offering
 Period                                     Value (NAV)     Price (POP)
----------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                                  4.45%           3.46%
 5 Years                                    4.28            3.06
 1 Year                                     9.04            2.69
----------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
----------------------------------------------------------------------------
                                            Gross           Net
----------------------------------------------------------------------------
                                            1.51%           1.45%
----------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Conservative     Standard & Poor's      Barclays Capital
                    Allocation Fund                 500 Index        Aggregate Bond Index
5/05                   $ 9,425                      $10,000               $10,000
7/05                   $ 9,599                      $10,387               $ 9,963
7/06                   $ 9,919                      $10,945               $10,108
7/07                   $10,800                      $12,710               $10,672
7/08                   $10,490                      $11,300               $11,329
7/09                   $10,024                      $ 9,046               $12,217
7/10                   $11,215                      $10,298               $13,306
7/11                   $12,230                      $12,322               $13,896

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


22     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
--------------------------------------------------------------------
                                            If         If
 Period                                     Held       Redeemed
--------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                                  3.54%      3.54%
 5 Years                                    3.38       3.38
 1 Year                                     8.15       4.15
--------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
--------------------------------------------------------------------
                                            Gross      Net
--------------------------------------------------------------------
                                            2.37%      2.35%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Conservative      Standard & Poor's      Barclays Capital
                    Allocation Fund                  500 Index        Aggregate Bond Index
5/05                   $10,000                        $10,000               $10,000
7/05                   $10,178                        $10,387               $ 9,963
7/06                   $10,409                        $10,945               $10,108
7/07                   $11,250                        $12,710               $10,672
7/08                   $10,832                        $11,300               $11,329
7/09                   $10,257                        $ 9,046               $12,217
7/10                   $11,364                        $10,298               $13,306
7/11                   $12,290                        $12,322               $13,896


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     23

Performance Update | 7/31/11                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
------------------------------------------------------------------
                                            If         If
 Period                                     Held       Redeemed
------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                                  3.52%      3.52%
 5 Years                                    3.36       3.36
 1 Year                                     8.18       8.18
------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
------------------------------------------------------------------
                                            Gross      Net
------------------------------------------------------------------
                                            2.26%      2.26%
------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Conservative      Standard & Poor's     Barclays Capital
                    Allocation Fund                  500 Index       Aggregate Bond Index
5/05                   $10,000                        $10,000               $10,000
7/05                   $10,168                        $10,387               $ 9,963
7/06                   $10,419                        $10,945               $10,108
7/07                   $11,253                        $12,710               $10,672
7/08                   $10,844                        $11,300               $11,329
7/09                   $10,244                        $ 9,046               $12,217
7/10                   $11,362                        $10,298               $13,306
7/11                   $12,291                        $12,322               $13,896

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


24     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
--------------------------------------------------------------------
                                            If         If
 Period                                     Held       Redeemed
--------------------------------------------------------------------
 Life-of-Class
 (5/12/05)*                                 3.27%      3.27%
 5 Years                                    2.80       2.80
 1 Year                                     9.18       9.18
--------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
--------------------------------------------------------------------
                                            Gross      Net
--------------------------------------------------------------------
                                            1.30%      1.30%
--------------------------------------------------------------------

 * Inception date of Class A shares.

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Ibbotson Conservative    Standard & Poor's      Barclays Capital
                    Allocation Fund               500 Index         Aggregate Bond Index
5/05                    $5,000,000                 $5,000,000             $5,000,000
7/05                    $5,094,059                 $5,193,293             $4,981,499
7/06                    $5,268,849                 $5,472,488             $5,054,204
7/07                    $5,738,328                 $6,354,929             $5,336,140
7/08                    $5,541,848                 $5,650,115             $5,664,329
7/09                    $4,950,847                 $4,522,973             $6,108,716
7/10                    $5,539,507                 $5,149,147             $6,652,993
7/11                    $6,047,788                 $6,160,851             $6,948,116

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     25

Portfolio Summary | 7/31/11
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                         60%
Fixed Income                                   40%

Short Term Bonds                            17.00%
-------------------------------------------------
Large Cap Growth                            15.50
-------------------------------------------------
Large Cap Value                             15.50
-------------------------------------------------
International Equities                      12.00
-------------------------------------------------
Domestic Corporate Bonds                     9.00
-------------------------------------------------
High-Yield Corporate Bonds                   8.00
-------------------------------------------------
Mid/Small Cap Growth                         6.00
-------------------------------------------------
Cash & Cash Equivalent                       6.00
-------------------------------------------------
Mid/Small Cap Value                          6.00
-------------------------------------------------
Real Estate Investment Trust (REIT)          3.00
-------------------------------------------------
Emerging Markets                             2.00
-------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                                   International Stocks
------------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                                  6.12%   Pioneer International Value Fund Class Y       7.31%
------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y               5.22    Pioneer Global Equity Fund Class Y             6.73
------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                5.14    Pioneer Emerging Markets Fund Class Y          4.21
------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                    5.01    Bonds
------------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y               4.25    Pioneer Short Term Income Fund Class Y        14.32%
------------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                     4.09    Pioneer Bond Fund Class Y                     14.12
------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y             3.10    Pioneer Global High Yield Fund Class Y         4.08
------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y       3.00    Pioneer Strategic Income Fund Class Y          2.08
------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                    2.31    Pioneer High Yield Fund Class Y                1.92
------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                    2.18    Pioneer Global Aggregate Bond Fund Class Y     0.66
------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                         2.09
------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y            2.06
------------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


26     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
----------------------------------------------------------------------------
                                                            Public
                                            Net Asset       Offering
 Period                                     Value (NAV)     Price (POP)
----------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                    5.16%          4.27%
 5 Years                                     3.42           2.21
 1 Year                                     12.91           6.42
----------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
----------------------------------------------------------------------------
                                            Gross           Net
----------------------------------------------------------------------------
                                             1.51%          1.51%
----------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Moderate         Standard & Poor's       Barclays Capital
                   Allocation Fund                  500 Index        Aggregate Bond Index
8/04                   $ 9,425                       $10,000               $10,000
7/05                   $10,570                       $11,359               $10,283
7/06                   $11,097                       $11,970               $10,433
7/07                   $12,493                       $13,900               $11,015
7/08                   $11,560                       $12,358               $11,692
7/09                   $10,266                       $ 9,893               $12,610
7/10                   $11,627                       $11,262               $13,733
7/11                   $13,128                       $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     27

Performance Update | 7/31/11                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
----------------------------------------------------------------------
                                       If           If
 Period                                Held         Redeemed
----------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               3.84%       3.84%
 5 Years                                2.58        2.58
 1 Year                                11.89        7.89
----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
----------------------------------------------------------------------
                                       Gross        Net
----------------------------------------------------------------------
                                        2.34%       2.30%
----------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Moderate         Standard & Poor's      Barclays Capital
                   Allocation Fund                  500 Index        Aggregate Bond Index
8/04                   $10,000                       $10,000               $10,000
7/05                   $10,978                       $11,359               $10,283
7/06                   $11,417                       $11,970               $10,433
7/07                   $12,753                       $13,900               $11,015
7/08                   $11,691                       $12,358               $11,692
7/09                   $10,311                       $ 9,893               $12,610
7/10                   $11,588                       $11,262               $13,733
7/11                   $12,967                       $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


28     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
-----------------------------------------------------------------------
                                       If                   If
 Period                                Held                 Redeemed
-----------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               3.81%                3.81%
 5 Years                                2.67                 2.67
 1 Year                                12.12                12.12
-----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
-----------------------------------------------------------------------
                                       Gross                Net
-----------------------------------------------------------------------
                                        2.22%                2.22%
-----------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Moderate          Standard & Poor's    Barclays Capital
                   Allocation Fund                  500 Index       Aggregate Bond Index
8/04                   $10,000                       $10,000               $10,000
7/05                   $11,122                       $11,359               $10,283
7/06                   $11,573                       $11,970               $10,433
7/07                   $12,941                       $13,900               $11,015
7/08                   $11,882                       $12,358               $11,692
7/09                   $10,474                       $ 9,893               $12,610
7/10                   $11,776                       $11,262               $13,733
7/11                   $13,203                       $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     29

Performance Update | 7/31/11                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
-----------------------------------------------------------------------
                                       If                   If
 Period                                Held                 Redeemed
-----------------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                              5.66%                5.66%
 5 Years                                4.01                 4.01
 1 Year                                13.37                13.37
-----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
-----------------------------------------------------------------------
                                       Gross                Net
-----------------------------------------------------------------------
                                        1.11%                1.11%
-----------------------------------------------------------------------

* Inception date of Class A shares.

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Ibbotson Moderate         Standard & Poor's      Barclays Capital
                   Allocation Fund                 500 Index         Aggregate Bond Index
8/04                  $5,000,000                    $5,000,000            $5,000,000
7/05                  $5,606,494                    $5,679,459            $5,141,454
7/06                  $5,913,111                    $5,984,789            $5,216,493
7/07                  $6,680,624                    $6,949,838            $5,507,482
7/08                  $6,206,468                    $6,179,044            $5,846,209
7/09                  $5,580,029                    $4,946,386            $6,304,865
7/10                  $6,347,323                    $5,631,178            $6,866,618
7/11                  $7,195,925                    $6,737,592            $7,171,216

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


30     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Portfolio Summary | 7/31/11
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                         75%
Fixed Income                                   25%

Large Cap Value                             17.50%
-------------------------------------------------
Large Cap Growth                            16.50
-------------------------------------------------
International Equities                      16.00
-------------------------------------------------
Short Term Bonds                            12.50
-------------------------------------------------
Mid/Small Cap Growth                         8.50
-------------------------------------------------
Mid/Small Cap Value                          8.50
-------------------------------------------------
Domestic Corporate Bonds                     7.50
-------------------------------------------------
High-Yield Corporate Bonds                   5.00
-------------------------------------------------
Emerging Markets                             4.00
-------------------------------------------------
Real Estate Investment Trust (REIT)          4.00
-------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                                   International Stocks
----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                  6.75%     Pioneer International Value Fund Class Y           9.41%
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                                6.75      Pioneer Global Equity Fund Class Y                 8.10
----------------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y             5.97      Pioneer Emerging Markets Fund Class Y              6.03
----------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y             5.55      Bonds
----------------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                   5.05      Pioneer Bond Fund Class Y                         10.60%
----------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y              4.94      Pioneer Short Term Income Fund Class Y             6.92
----------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y           4.18      Pioneer Global High Yield Fund Class Y             2.25
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                  3.78      Pioneer Strategic Income Fund Class Y              1.97
----------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                       3.13      Pioneer High Yield Fund Class Y                    0.56
----------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y     2.90      Pioneer Global Aggregate Bond Fund Class Y         0.21
----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                  2.84
----------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y          2.08
----------------------------------------------------------------------------------------------------------------------
Pioneer Value Fund Class Y                          0.01
----------------------------------------------------------------------------------------------------------------------
Pioneer Independence Fund Class Y                   0.01
----------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund Class Y     0.01
----------------------------------------------------------------------------------------------------------------------
Pioneer Government Income Fund Class Y              0.00*
----------------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     31

Performance Update | 7/31/11                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
----------------------------------------------------------------------------
                                                       Public
                                       Net Asset       Offering
 Period                                Value (NAV)     Price (POP)
----------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               5.29%          4.40%
 5 Years                                2.71           1.51
 1 Year                                14.85           8.20
----------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
----------------------------------------------------------------------------
                                       Gross           Net
----------------------------------------------------------------------------
                                        1.64%          1.63%
----------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Growth          Standard & Poor's      Barclays Capital
                  Allocation Fund                  500 Index        Aggregate Bond Index
8/04                 $ 9,425                        $10,000               $10,000
7/05                 $10,892                        $11,359               $10,283
7/06                 $11,577                        $11,970               $10,433
7/07                 $13,281                        $13,900               $11,015
7/08                 $11,969                        $12,358               $11,692
7/09                 $10,115                        $ 9,893               $12,610
7/10                 $11,520                        $11,262               $13,733
7/11                 $13,231                        $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


32     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
----------------------------------------------------------------------
                                       If                   If
 Period                                Held                 Redeemed
----------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               3.21%               3.21%
 5 Years                                1.88                1.88
 1 Year                                13.90                9.90
----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
----------------------------------------------------------------------
                                       Gross                Net
----------------------------------------------------------------------
                                        2.50%               2.41%
----------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Growth          Standard & Poor's     Barclays Capital
                  Allocation Fund                  500 Index       Aggregate Bond Index
8/04                 $10,000                        $10,000               $10,000
7/05                 $11,046                        $11,359               $10,283
7/06                 $11,657                        $11,970               $10,433
7/07                 $13,250                        $13,900               $11,015
7/08                 $11,838                        $12,358               $11,692
7/09                 $ 9,938                        $ 9,893               $12,610
7/10                 $11,233                        $11,262               $13,733
7/11                 $12,795                        $13,475               $14,342


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     33

Performance Update | 7/31/11                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
-----------------------------------------------------------------------
                                       If                   If
 Period                                Held                 Redeemed
-----------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               4.09%                4.09%
 5 Years                                1.98                 1.98
 1 Year                                14.10                14.10
-----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
-----------------------------------------------------------------------
                                       Gross                Net
-----------------------------------------------------------------------
                                        2.35%                2.35%
-----------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Growth          Standard & Poor's     Barclays Capital
                  Allocation Fund                  500 Index       Aggregate Bond Index
8/04                 $10,000                        $10,000               $10,000
7/05                 $11,310                        $11,359               $10,283
7/06                 $11,933                        $11,970               $10,433
7/07                 $13,575                        $13,900               $11,015
7/08                 $12,158                        $12,358               $11,692
7/09                 $10,203                        $ 9,893               $12,610
7/10                 $11,537                        $11,262               $13,733
7/11                 $13,164                        $13,475               $14,342


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


34     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2011)
-----------------------------------------------------------------------
                                       If                   If
 Period                                Held                 Redeemed
-----------------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                              6.03%                6.03%
 5 Years                                3.54                 3.54
 1 Year                                15.39                15.39
-----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2010, as revised July 8, 2011)
-----------------------------------------------------------------------
                                       Gross                Net
-----------------------------------------------------------------------
                                        1.23%                1.23%
-----------------------------------------------------------------------

* Inception date of Class A shares.

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Ibbotson Growth          Standard & Poor's     Barclays Capital
                  Allocation Fund                 500 Index        Aggregate Bond Index
8/04                 $5,000,000                   $5,000,000             $5,000,000
7/05                 $5,776,725                   $5,679,459             $5,141,454
7/06                 $6,193,377                   $5,984,789             $5,216,493
7/07                 $7,114,596                   $6,949,838             $5,507,482
7/08                 $6,470,796                   $6,179,044             $5,846,209
7/09                 $5,585,334                   $4,946,386             $6,304,865
7/10                 $6,385,461                   $5,631,178             $6,866,618
7/11                 $7,368,224                   $6,737,592             $7,171,216


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     35

Portfolio Summary | 7/31/11
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                         90%
Fixed Income                                   10%

International Equities                      21.00%
-------------------------------------------------
Large Cap Growth                            19.00
-------------------------------------------------
Large Cap Value                             19.00
-------------------------------------------------
Mid/Small Cap Growth                        10.50
-------------------------------------------------
Mid/Small Cap Value                         10.50
-------------------------------------------------
Domestic Corporate Bonds                     7.00
-------------------------------------------------
Real Estate Investment Trust (REIT)          5.00
-------------------------------------------------
Emerging Markets                             5.00
-------------------------------------------------
Short Term Bond                              3.00
-------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                                International Stocks
----------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y              10.34%     Pioneer International Value Fund Class Y       14.19%
----------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                             6.93      Pioneer Global Equity Fund Class Y              9.23
----------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y          6.43      Pioneer Emerging Markets Fund Class Y           7.23
----------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y        5.14      Bonds
----------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund Class Y                5.05      Pioneer Bond Fund Class Y                        6.37%
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y          4.68      Pioneer Strategic Income Fund Class Y            1.93
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y           4.53      Pioneer High Yield Fund Class Y                  0.00*
----------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y               4.21
----------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y               4.12
----------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y  3.49
----------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                    3.08
----------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y       3.05
----------------------------------------------------------------------------------------------------------------
Pioneer Independence Fund Class Y                0.00*
----------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.

36     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2011)
--------------------------------------------------------------------------------
                                                                     Public
                                                     Net Asset       Offering
Period                                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                              5.34%          4.44%
5 Years                                               1.96           0.75
1 Year                                               16.42           9.65
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2010, as
revised July 8, 2011)
--------------------------------------------------------------------------------
                                                     Gross           Net
--------------------------------------------------------------------------------
                                                      1.77%          1.74%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Aggressive      Standard & Poor's      Barclays Capital
                    Allocation Fund                500 Index        Aggregate Bond Index
8/04                     $ 9,425                    $10,000               $10,000
7/05                     $11,173                    $11,359               $10,283
7/06                     $11,989                    $11,970               $10,433
7/07                     $13,956                    $13,900               $11,015
7/08                     $12,276                    $12,358               $11,692
7/09                     $ 9,938                    $ 9,893               $12,610
7/10                     $11,345                    $11,262               $13,733
7/11                     $13,208                    $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     37

Performance Update | 7/31/11                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2011)
--------------------------------------------------------------------------------
                                                           If           If
Period                                                     Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                                    4.04%        4.04%
5 Years                                                     1.15         1.15
1 Year                                                     15.51        11.51
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2010, as
revised July 8, 2011)
--------------------------------------------------------------------------------
                                                           Gross        Net
--------------------------------------------------------------------------------
                                                            2.65%        2.53%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Aggressive       Standard & Poor's     Barclays Capital
                    Allocation Fund                 500 Index       Aggregate Bond Index
8/04                      $10,000                    $10,000               $10,000
7/05                      $11,690                    $11,359               $10,283
7/06                      $12,434                    $11,970               $10,433
7/07                      $14,361                    $13,900               $11,015
7/08                      $12,534                    $12,358               $11,692
7/09                      $10,066                    $ 9,893               $12,610
7/10                      $11,397                    $11,262               $13,733
7/11                      $13,165                    $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

38     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Performance Update | 7/31/11                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2011)
--------------------------------------------------------------------------------
                                                           If           If
Period                                                     Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                                    4.28%        4.28%
5 Years                                                     1.22         1.22
1 Year                                                     15.64        15.64
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2010, as
revised July 8, 2011)
--------------------------------------------------------------------------------
                                                           Gross        Net
--------------------------------------------------------------------------------
                                                            2.47%        2.47%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Ibbotson Aggressive       Standard & Poor's     Barclays Capital
                    Allocation Fund                 500 Index       Aggregate Bond Index
8/04                      $10,000                    $10,000               $10,000
7/05                      $11,563                    $11,359               $10,283
7/06                      $12,299                    $11,970               $10,433
7/07                      $14,221                    $13,900               $11,015
7/08                      $12,429                    $12,358               $11,692
7/09                      $ 9,979                    $ 9,893               $12,610
7/10                      $11,302                    $11,262               $13,733
7/11                      $13,069                    $13,475               $14,342

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     39

Performance Update | 7/31/11                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2011)
--------------------------------------------------------------------------------
                                                           If           If
Period                                                     Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                                   5.78%        5.78%
5 Years                                                     2.50         2.50
1 Year                                                     17.32        17.32
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2010, as
revised July 8, 2011)
--------------------------------------------------------------------------------
                                                           Gross        Net
--------------------------------------------------------------------------------
                                                            1.31%        1.31%
--------------------------------------------------------------------------------

* Inception date of Class A shares.

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Ibbotson Aggressive      Standard & Poor's     Barclays Capital
                    Allocation Fund               500 Index        Aggregate Bond Index
8/04                   $5,000,000                 $5,000,000             $5,000,000
7/05                   $5,929,998                 $5,679,459             $5,141,454
7/06                   $6,379,347                 $5,984,789             $5,216,493
7/07                   $7,470,251                 $6,949,838             $5,507,482
7/08                   $6,661,413                 $6,179,044             $5,846,209
7/09                   $5,372,710                 $4,946,386             $6,304,865
7/10                   $6,151,437                 $5,631,178             $6,866,618
7/11                   $7,216,848                 $6,737,592             $7,171,216

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

40     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Schedule of Investments | 7/31/11
Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 95.8%
               PIONEER FUNDS* -- 95.8%
     15,337    Pioneer Absolute Return Credit Fund Class Y           $   150,759
  1,466,392    Pioneer Bond Fund Class Y                              14,136,022
     66,843    Pioneer Cullen Value Fund Class Y                       1,233,928
    179,265    Pioneer Disciplined Growth Fund Class Y                 1,867,945
    277,977    Pioneer Disciplined Value Fund Class Y                  2,457,315
     19,273    Pioneer Emerging Markets Fund Class Y                     631,957
     39,653    Pioneer Equity Income Fund Class Y                      1,065,086
     91,453    Pioneer Floating Rate Fund Class Y                        633,771
     59,687    Pioneer Fund Class Y                                    2,465,077
    103,093    Pioneer Fundamental Growth Fund Class Y                 1,251,547
     99,971    Pioneer Global Aggregate Bond Fund Class Y              1,132,673
    188,353    Pioneer Global Equity Fund Class Y                      1,879,761
    359,271    Pioneer Global High Yield Fund Class Y                  3,743,606
     20,505    Pioneer Growth Opportunities Fund Class Y                 614,737
    180,699    Pioneer High Yield Fund Class Y                         1,864,812
    122,705    Pioneer International Value Fund Class Y                2,517,904
     54,400    Pioneer Mid Cap Value Fund Class Y                      1,222,376
      3,758    Pioneer Multi-Asset Floating Rate Fund Class Y             37,695
     14,335    Pioneer Real Estate Shares Class Y                        324,533
    127,269    Pioneer Research Fund Class Y                           1,258,694
     32,343    Pioneer Select Mid Cap Growth Fund Class Y                613,868
  1,558,396    Pioneer Short Term Income Fund Class Y                 15,085,278
    400,208    Pioneer Strategic Income Fund Class Y                   4,434,307
--------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $53,844,293)                                    $60,623,651
--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENT -- 4.0%
               TIME DEPOSIT -- 4.0%
$ 2,538,451    HSBC Bank Grand Cayman, 0.03%, 8/1/11                 $ 2,538,451
--------------------------------------------------------------------------------
               TOTAL TIME DEPOSIT
               (Cost $2,538,451)                                     $ 2,538,451
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.8%
               (Cost $56,382,744) (a)                                $63,162,102
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.2%                  $   146,398
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                            $63,308,500
================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     41

Schedule of Investments | 7/31/11
Pioneer Ibbotson Conservative Allocation Fund (continued)

(a) At July 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $57,358,123 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                                              $6,779,381
        Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                                                (975,402)
                                                                                     ----------
        Net unrealized gain                                                          $5,803,979
                                                                                     ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2011 aggregated $12,950,559 and $8,555,606, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                             Level 1        Level 2       Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                 $60,623,651    $       --    $--        $60,623,651
Temporary Cash Investment             --     2,538,451     --          2,538,451
--------------------------------------------------------------------------------
Total                        $60,623,651    $2,538,451    $--        $63,162,102
================================================================================

The accompanying notes are an integral part of these financial statements.

42     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Schedule of Investments | 7/31/11
Pioneer Ibbotson Moderate Allocation Fund


--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 98.0%
               PIONEER FUNDS* -- 98.0%
  3,134,957    Pioneer Bond Fund Class Y                            $ 30,220,982
    474,048    Pioneer Cullen Value Fund Class Y                       8,750,922
  1,071,990    Pioneer Disciplined Growth Fund Class Y                11,170,131
  1,243,683    Pioneer Disciplined Value Fund Class Y                 10,994,161
    274,513    Pioneer Emerging Markets Fund Class Y                   9,001,280
    173,921    Pioneer Equity Income Fund Class Y                      4,671,520
    317,329    Pioneer Fund Class Y                                   13,105,673
    749,298    Pioneer Fundamental Growth Fund Class Y                 9,096,477
    124,697    Pioneer Global Aggregate Bond Fund Class Y              1,412,812
  1,444,620    Pioneer Global Equity Fund Class Y                     14,417,306
    837,725    Pioneer Global High Yield Fund Class Y                  8,729,099
    221,462    Pioneer Growth Opportunities Fund Class Y               6,639,417
    398,476    Pioneer High Yield Fund Class Y                         4,112,270
    762,546    Pioneer International Value Fund Class Y               15,647,434
    477,170    Pioneer Mid Cap Value Fund Class Y                     10,722,010
    202,918    Pioneer Oak Ridge Small Cap Growth Fund Class Y         6,424,376
    218,374    Pioneer Real Estate Shares Class Y                      4,943,985
    452,627    Pioneer Research Fund Class Y                           4,476,477
    232,368    Pioneer Select Mid Cap Growth Fund Class Y              4,410,350
  3,167,271    Pioneer Short Term Income Fund Class Y                 30,659,188
    401,852    Pioneer Strategic Income Fund Class Y                   4,452,523
--------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $181,180,523)                                  $214,058,393
--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENT -- 1.6%
               TIME DEPOSIT -- 1.6%
$ 3,505,149    Wells Fargo Grand Cayman, 0.03%, 8/1/11              $  3,505,149
--------------------------------------------------------------------------------
               TOTAL TIME DEPOSIT
               (Cost $3,505,149)                                    $  3,505,149
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.6%
               (Cost $184,685,672) (a)                              $217,563,542
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.4%                 $    895,738
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $218,459,280
================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     43

Schedule of Investments | 7/31/11
Pioneer Ibbotson Moderate Allocation Fund (continued)

(a) At July 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $187,935,559 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                                             $32,877,870
        Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                                              (3,249,887)
                                                                                    -----------
        Net unrealized gain                                                         $29,627,983
                                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2011 aggregated $30,027,419 and $42,192,969, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

----------------------------------------------------------------------------------
                             Level 1         Level 2       Level 3    Total
----------------------------------------------------------------------------------
Mutual Funds                 $214,058,393    $       --    $ --       $214,058,393
Temporary Cash Investment              --     3,505,149      --          3,505,149
----------------------------------------------------------------------------------
Total                        $214,058,393    $3,505,149    $ --       $217,563,542
==================================================================================

The accompanying notes are an integral part of these financial statements.

44     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Schedule of Investments | 7/31/11
Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
               PIONEER FUNDS* -- 100.0%
  2,497,038    Pioneer Bond Fund Class Y                            $ 24,071,447
    620,934    Pioneer Cullen Value Fund Class Y                      11,462,439
  1,209,500    Pioneer Disciplined Growth Fund Class Y                12,602,994
  1,270,424    Pioneer Disciplined Value Fund Class Y                 11,230,548
    417,673    Pioneer Emerging Markets Fund Class Y                  13,695,507
    319,960    Pioneer Equity Income Fund Class Y                      8,594,124
    371,368    Pioneer Fund Class Y                                   15,337,479
  1,116,936    Pioneer Fundamental Growth Fund Class Y                13,559,604
     42,686    Pioneer Global Aggregate Bond Fund Class Y                483,637
  1,842,604    Pioneer Global Equity Fund Class Y                     18,389,185
    491,324    Pioneer Global High Yield Fund Class Y                  5,119,596
        817    Pioneer Government Income Fund Class Y                      8,229
    316,387    Pioneer Growth Opportunities Fund Class Y               9,485,269
    124,182    Pioneer High Yield Fund Class Y                         1,281,561
      1,429    Pioneer Independence Fund Class Y                          17,345
  1,040,993    Pioneer International Value Fund Class Y               21,361,175
    682,791    Pioneer Mid Cap Value Fund Class Y                     15,342,305
      1,362    Pioneer Oak Ridge Large Cap Growth Fund Class Y            17,129
    207,781    Pioneer Oak Ridge Small Cap Growth Fund Class Y         6,578,333
    284,870    Pioneer Real Estate Shares Class Y                      6,449,456
    717,771    Pioneer Research Fund Class Y                           7,098,758
    248,680    Pioneer Select Mid Cap Growth Fund Class Y              4,719,952
  1,622,876    Pioneer Short Term Income Fund Class Y                 15,709,438
    403,597    Pioneer Strategic Income Fund Class Y                   4,471,853
      1,602    Pioneer Value Fund Class Y                                 18,277
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 100.0%
               (Cost $188,922,268) (a)                              $227,105,640
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.0%                 $    (26,090)
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $227,079,550
================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $190,845,895 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                                             $38,185,924
        Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                                              (1,926,179)
                                                                                    -----------
        Net unrealized gain                                                         $36,259,745
                                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2011 aggregated $26,800,902 and $36,593,453, respectively.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     45

Schedule of Investments | 7/31/11
Pioneer Ibbotson Growth Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1         Level 2    Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                  $227,105,640    $--        $ --       $227,105,640
--------------------------------------------------------------------------------
Total                         $227,105,640    $--        $ --       $227,105,640
================================================================================

The accompanying notes are an integral part of these financial statements.

46     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Schedule of Investments | 7/31/11
Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.1%
               PIONEER FUNDS* -- 100.1%
    863,769    Pioneer Bond Fund Class Y                            $  8,326,737
    358,061    Pioneer Cullen Value Fund Class Y                       6,609,805
    587,626    Pioneer Disciplined Growth Fund Class Y                 6,123,064
    670,047    Pioneer Disciplined Value Fund Class Y                  5,923,218
    288,266    Pioneer Emerging Markets Fund Class Y                   9,452,233
    204,864    Pioneer Equity Income Fund Class Y                      5,502,640
    219,373    Pioneer Fund Class Y                                    9,060,111
    693,239    Pioneer Fundamental Growth Fund Class Y                 8,415,916
  1,209,231    Pioneer Global Equity Fund Class Y                     12,068,121
    224,279    Pioneer Growth Opportunities Fund Class Y               6,723,897
        408    Pioneer High Yield Fund Class Y                             4,208
        280    Pioneer Independence Fund Class Y                           3,401
    904,380    Pioneer International Value Fund Class Y               18,557,885
    601,898    Pioneer Mid Cap Value Fund Class Y                     13,524,642
    144,272    Pioneer Oak Ridge Small Cap Growth Fund Class Y         4,567,650
    238,179    Pioneer Real Estate Shares Class Y                      5,392,367
    407,172    Pioneer Research Fund Class Y                           4,026,930
    210,170    Pioneer Select Mid Cap Growth Fund Class Y              3,989,030
    228,384    Pioneer Strategic Income Fund Class Y                   2,530,496
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 100.1%
               (Cost $104,274,465) (a)                              $130,802,351
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (0.1)%               $    (71,208)
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $130,731,143
================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $106,097,332 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                                             $26,528,511
        Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                                              (1,823,492)
                                                                                    -----------
        Net unrealized gain                                                         $24,705,019
                                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2011 aggregated $14,341,210 and $26,426,644, respectively.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     47

Schedule of Investments | 7/31/11
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1         Level 2    Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                  $130,802,351    $--        $--        $130,802,351
--------------------------------------------------------------------------------
Total                         $130,802,351    $--        $--        $130,802,351
================================================================================

The accompanying notes are an integral part of these financial statements.

48     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Statements of Assets and Liabilities | 7/31/11

-------------------------------------------------------------------------------------------------------------
                                              Conservative    Moderate         Growth           Aggressive
                                              Allocation      Allocation       Allocation       Allocation
                                              Fund            Fund             Fund             Fund
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated     $ 63,162,102    $ 217,563,542    $ 227,105,640    $ 130,802,351
   issuers, at value (at cost $56,382,744,
   $184,685,672, $188,922,268 and
   $104,274,465, respectively)
  Receivables for:
   Investment Funds sold                           209,391        1,126,667          566,808          396,284
   Capital stock sold                              211,548           27,579           70,369           16,843
   Dividends                                       146,254          288,317          190,336           41,957
   Due from Pioneer Investment                       5,780               --               --            1,159
     Management, Inc.
   Other assets                                     28,551           28,749           35,280           37,878
-------------------------------------------------------------------------------------------------------------
     Total assets                             $ 63,763,626    $ 219,034,854    $ 227,968,433    $ 131,296,472
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Investment Funds purchased                 $    232,925    $          --    $          --    $          --
   Capital stock redeemed                          109,185          282,280          363,225          134,717
  Due to affiliates                                 51,621          195,753          225,051          137,199
  Due to Pioneer Investment                             --              271              415               --
   Management, Inc.
  Due to custodian                                      --               --          183,153          197,897
  Accrued expenses and other liabilities            61,395           97,270          117,039           95,516
-------------------------------------------------------------------------------------------------------------
     Total liabilities                        $    455,126    $     575,574    $     888,883    $     565,329
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                             $ 61,178,127    $ 226,304,360    $ 240,679,322    $ 143,276,346
  Undistributed net investment income              981,435        4,066,186        3,136,571        1,148,705
  Accumulated net realized loss on              (5,630,420)     (44,789,136)     (54,919,715)     (40,221,794)
   investments
  Net unrealized gain on investments             6,779,358       32,877,870       38,183,372       26,527,886
-------------------------------------------------------------------------------------------------------------
     Total net assets                         $ 63,308,500    $ 218,459,280    $ 227,079,550    $ 130,731,143
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                $ 42,882,401    $ 132,165,727    $ 140,979,253    $  92,878,388
  Net Assets of Class B shares                $  5,285,486    $  26,165,578    $  35,567,068    $  17,642,304
  Net Assets of Class C shares                $ 15,068,146    $  52,058,546    $  48,586,337    $  18,898,997
  Net Assets of Class Y shares                $     72,467    $   8,069,429    $   1,946,892    $   1,311,454
  Class A Shares outstanding                     3,951,228       12,303,782       12,711,068        8,388,259
  Class B Shares outstanding                       498,188        2,549,427        3,628,539        1,704,214
  Class C Shares outstanding                     1,426,589        5,171,578        4,625,808        1,799,146
  Class Y Shares outstanding                         6,959          741,693          170,022          116,725
  Net Asset Value -- Class A shares           $      10.85    $       10.74    $       11.09    $       11.07
  Net Asset Value -- Class B shares           $      10.61    $       10.26    $        9.80    $       10.35
  Net Asset Value -- Class C shares           $      10.56    $       10.07    $       10.50    $       10.50
  Net Asset Value -- Class Y shares           $      10.41    $       10.88    $       11.45    $       11.24
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset value
   per share)                                 $      11.51    $       11.40    $       11.77    $       11.75
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     49

Statements of Operations

For the Year Ended 7/31/11

----------------------------------------------------------------------------------------------------
                                          Conservative    Moderate       Growth         Aggressive
                                          Allocation      Allocation     Allocation     Allocation
                                          Fund            Fund           Fund           Fund
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                     $1,999,607      $ 5,111,197    $ 4,256,521    $ 1,849,605
  Interest                                       920            1,534            163             33
----------------------------------------------------------------------------------------------------
     Total Investment Income              $2,000,527      $ 5,112,731    $ 4,256,684    $ 1,849,638
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                         $   79,903      $   288,118    $   295,458    $   173,437
  Transfer agent fees
   Class A                                    36,837          147,461        250,181        197,217
   Class B                                    10,396           66,236        111,216         63,536
   Class C                                    13,255           40,016         58,348         30,286
   Class Y                                       123              579            549            828
  Distribution fees
   Class A                                   100,745          332,331        345,935        231,568
   Class B                                    58,409          307,165        392,462        193,834
   Class C                                   151,992          493,453        472,316        193,898
  Shareholder communications expense          33,677          150,564        124,228         88,071
  Administrative fees                         15,782           56,915         58,325         34,257
  Custodian fees                              26,912           89,995         96,539         58,476
  Registration fees                           57,429           56,005         56,030         54,504
  Professional fees                           54,451           50,396         59,186         59,234
  Printing fees                                8,349           38,901         47,522         35,740
  Fees and expenses of nonaffiliated
   trustees                                    6,844            7,161          7,122          7,023
  Insurance expense                               77            2,838          2,846          1,684
  Miscellaneous                                1,215            1,999          1,670          2,217
----------------------------------------------------------------------------------------------------
   Total expenses                         $  656,396      $ 2,130,133    $ 2,379,933    $ 1,425,810
   Less fees waived and expenses
     reimbursed by Pioneer
     Investment Management, Inc.              (9,926)          (2,727)       (17,805)       (13,418)
----------------------------------------------------------------------------------------------------
   Net expenses                           $  646,470      $ 2,127,406    $ 2,362,128    $ 1,412,392
----------------------------------------------------------------------------------------------------
     Net investment income                $1,354,057      $ 2,985,325    $ 1,894,556    $   437,246
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   investments                            $  230,684      $   327,487    $   (91,346)   $   669,736
  Realized gain on distributions from
   investment company shares                 318,108        1,558,432      1,849,990      1,066,507
----------------------------------------------------------------------------------------------------
                                          $  548,792      $ 1,885,919    $ 1,758,644    $ 1,736,243
----------------------------------------------------------------------------------------------------
  Change in net unrealized gain on
   investments                            $3,169,079      $21,125,168    $26,432,617    $17,502,218
----------------------------------------------------------------------------------------------------
  Net increase on investments             $3,717,871      $23,011,087    $28,191,261    $19,238,461
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                        $5,071,928      $25,996,412    $30,085,817    $19,675,707
====================================================================================================

The accompanying notes are an integral part of these financial statements.

50     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Statements of Changes in Net Assets

For the Years Ended 7/31/11 and 7/31/10, respectively

-------------------------------------------------------------------------------------------------------
                                                   Conservative                      Moderate
                                                 Allocation Fund                 Allocation Fund
                                           ---------------------------    -----------------------------
                                           Year           Year            Year            Year
                                           Ended          Ended           Ended           Ended
                                           7/31/11        7/31/10         7/31/11         7/31/10
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                      $ 1,354,057    $ 1,149,259     $  2,985,325    $  3,036,453
Net realized gain (loss) on investments        548,792       (178,054)       1,885,919      (4,306,574)
Change in net unrealized gain on
  investments                                3,169,079      4,324,317       21,125,168      26,406,558
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                       $ 5,071,928    $ 5,295,522     $ 25,996,412    $ 25,136,437
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.25, $0.32, $0.18 and
     $0.27, respectively)                  $  (946,240)   $  (944,806)    $ (2,332,515)   $ (3,481,963)
   Class B ($0.19, $0.24, $0.09 and
     $0.20, respectively)                     (109,108)      (172,245)        (277,023)       (795,035)
   Class C ($0.21, $0.25, $0.13 and
     $0.22, respectively)                     (308,923)      (349,906)        (638,047)     (1,011,391)
   Class Y ($0.27, $0.29, $0.22 and
     $0.31, respectively)                       (3,336)        (3,800)        (182,103)       (265,608)
-------------------------------------------------------------------------------------------------------
   Total distributions to
     shareowners                           $(1,367,607)   $(1,470,757)    $ (3,429,688)   $ (5,553,997)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares          $19,040,678    $22,805,067     $ 40,905,592    $ 45,255,420
Reinvestment of distributions                1,243,095      1,331,192        3,160,706       5,047,603
Cost of shares repurchased                 (17,062,314)   (14,720,155)     (58,487,012)    (61,082,551)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund
     share transactions                      3,221,459      9,416,104      (14,420,714)    (10,779,528)
-------------------------------------------------------------------------------------------------------
   Net increase in net assets              $ 6,925,780    $13,240,869     $  8,146,010    $  8,802,912
NET ASSETS:
Beginning of year                           56,382,720     43,141,851      210,313,270     201,510,358
-------------------------------------------------------------------------------------------------------
End of year                                $63,308,500    $56,382,720     $218,459,280    $210,313,270
-------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of year                              $   981,435    $   767,374     $  4,066,186    $  3,428,122
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     51

---------------------------------------------------------------------------------------------------------
                                                      Growth                         Aggressive
                                                  Allocation Fund                  Allocation Fund
                                           -----------------------------    -----------------------------
                                           Year            Year             Year             Year
                                           Ended           Ended            Ended            Ended
                                           7/31/11         7/31/10          7/31/11          7/31/10
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                      $  1,894,556    $  1,722,778     $    437,246    $    271,670
Net realized gain (loss) on investments       1,758,644      (7,000,774)       1,736,243      (3,892,262)
Change in net unrealized gain on
  investments                                26,432,617      31,066,457       17,502,218      19,913,617
---------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                       $ 30,085,817    $ 25,788,461     $ 19,675,707    $ 16,293,025
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
Class A ($0.13, $0.18, $0.06 and
  $0.09, respectively)                     $ (1,626,115)   $ (2,276,887)    $   (500,463)   $   (799,436)
Class B ($0.04, $0.12, $0.00 and
  $0.02, respectively)                         (167,885)       (626,895)              --         (46,119)
Class C ($0.06, $0.12, $0.00 and
  $0.03, respectively)                         (292,192)       (548,334)              --         (52,825)
Class Y ($0.16, $0.22, $0.10 and
  $0.12, respectively)                          (37,705)        (49,812)         (19,832)        (22,968)
---------------------------------------------------------------------------------------------------------
   Total distributions to
     shareowners                           $ (2,123,897)   $ (3,501,928)    $   (520,295)   $   (921,348)
---------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares          $ 37,090,561    $ 40,428,087     $ 19,624,036    $ 22,571,282
Reinvestment of distributions                 2,024,851       3,299,908          502,848         884,792
Cost of shares repurchased                  (50,928,001)    (48,137,922)     (33,324,579)    (33,215,867)
---------------------------------------------------------------------------------------------------------
   Net decrease in net assets
     resulting from Fund share
     transactions                           (11,812,589)     (4,409,927)     (13,197,695)     (9,759,793)
---------------------------------------------------------------------------------------------------------
   Net increase in net assets              $ 16,149,331    $ 17,876,606     $  5,957,717    $  5,611,884
NET ASSETS:
Beginning of year                           210,930,219     193,053,613      124,773,426     119,161,542
---------------------------------------------------------------------------------------------------------
End of year                                $227,079,550    $210,930,219     $130,731,143    $124,773,426
---------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of year                              $  3,136,571    $  2,125,250     $  1,148,705    $    519,785
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

52     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

For the Years Ended 7/31/11 and 7/31/10, respectively

----------------------------------------------------------------------------------------
                                               Conservative Allocation Fund
                                 -------------------------------------------------------
                                 '11 Shares    '11 Amount      '10 Shares    '10 Amount
----------------------------------------------------------------------------------------
Class A
Shares sold                       1,191,261    $ 12,701,147     1,393,061    $13,906,520
Reinvestment of distributions        86,115         907,650        92,742       916,289
Less shares repurchased            (856,446)     (9,160,449)     (719,307)   (7,165,148)
----------------------------------------------------------------------------------------
   Net increase                     420,930    $  4,448,348       766,496    $7,657,661
========================================================================================
Class B
Shares sold                          51,466    $    539,421       209,249    $2,030,202
Reinvestment of distributions         9,721         100,614        15,545       151,410
Less shares repurchased            (184,748)     (1,937,126)     (247,840)   (2,431,858)
----------------------------------------------------------------------------------------
   Net decrease                    (123,561)   $ (1,297,091)      (23,046)   $ (250,246)
========================================================================================
Class C
Shares sold                         551,459    $  5,732,562       687,384    $6,724,201
Reinvestment of distributions        22,799         234,831        27,164       263,493
Less shares repurchased            (559,199)     (5,843,541)     (517,664)   (5,083,087)
----------------------------------------------------------------------------------------
   Net increase                      15,059    $    123,852       196,884    $1,904,607
========================================================================================
Class Y
Shares sold                           6,658    $     67,548        15,413    $  144,144
Reinvestment of distributions            --              --            --            --
Less shares repurchased             (11,872)       (121,198)       (4,185)      (40,062)
----------------------------------------------------------------------------------------
   Net increase (decrease)           (5,214)   $    (53,650)       11,228    $  104,082
========================================================================================

----------------------------------------------------------------------------------------
                                                  Moderate Allocation Fund
                                 -------------------------------------------------------
                                 '11 Shares    '11 Amount      '10 Shares    '10 Amount
----------------------------------------------------------------------------------------
Class A
Shares sold                       2,398,943    $ 25,138,515     2,887,199    $27,533,502
Reinvestment of distributions       220,770       2,300,415       356,824      3,400,536
Less shares repurchased          (3,262,073)    (34,179,243)   (4,036,462)   (38,109,320)
----------------------------------------------------------------------------------------
   Net decrease                    (642,360)   $ (6,740,313)     (792,439)   $(7,175,282)
========================================================================================
Class B
Shares sold                          82,144    $    825,363       385,358    $ 3,514,985
Reinvestment of distributions        26,455         264,552        81,756        748,070
Less shares repurchased          (1,140,012)    (11,447,131)   (1,072,515)    (9,775,212)
----------------------------------------------------------------------------------------
   Net decrease                  (1,031,413)   $(10,357,216)     (605,401)   $(5,512,157)
========================================================================================
Class C
Shares sold                       1,427,314    $ 14,089,701     1,424,845    $12,824,037
Reinvestment of distributions        50,525         495,149        84,694        761,402
Less shares repurchased          (1,113,590)    (10,973,834)   (1,229,570)   (10,966,343)
----------------------------------------------------------------------------------------
   Net increase                     364,249    $  3,611,016       279,969    $ 2,619,096
========================================================================================
Class Y
Shares sold                          81,079    $    852,013       146,088    $ 1,382,896
Reinvestment of distributions         9,553         100,590        14,303        137,595
Less shares repurchased            (177,633)     (1,886,804)     (233,453)    (2,231,676)
----------------------------------------------------------------------------------------
   Net decrease                     (87,001)   $   (934,201)      (73,062)   $  (711,185)
========================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     53

For the Years ended 7/31/11 and 7/31/10, respectively

----------------------------------------------------------------------------------------
                                                  Growth Allocation Fund
                                 -------------------------------------------------------
                                 '11 Shares    '11 Amount      '10 Shares    '10 Amount
----------------------------------------------------------------------------------------
Class A
Shares sold                       2,255,820    $ 24,338,181     2,547,743    $24,482,326
Reinvestment of distributions       149,229       1,604,208       229,511      2,221,670
Less shares repurchased          (2,533,543)   ( 27,279,172)   (2,682,381)   (25,750,499)
----------------------------------------------------------------------------------------
   Net increase (decrease)         (128,494)   $ (1,336,783)       94,873    $   953,497
========================================================================================
Class B
Shares sold                         110,430    $  1,050,971       272,654    $ 2,286,636
Reinvestment of distributions        17,160         163,710        70,491        606,220
Less shares repurchased          (1,117,998)   ( 10,682,043)   (1,322,892)   (11,197,637)
----------------------------------------------------------------------------------------
   Net decrease                    (990,408)   $ (9,467,362)     (979,747)   $(8,304,781)
========================================================================================
Class C
Shares sold                       1,074,355    $ 11,038,856     1,389,233    $12,715,246
Reinvestment of distributions        23,184         236,944        48,570        447,815
Less shares repurchased          (1,122,998)   ( 11,422,747)   (1,194,324)   (10,882,905)
----------------------------------------------------------------------------------------
   Net increase (decrease)          (25,459)   $   (146,947)      243,479    $ 2,280,156
========================================================================================
Class Y
Shares sold                          61,385    $    662,553        97,950    $   943,879
Reinvestment of distributions         1,806          19,989         2,430         24,203
Less shares repurchased            (142,216)     (1,544,039)      (30,610)      (306,881)
----------------------------------------------------------------------------------------
   Net increase (decrease)          (79,025)   $   (861,497)       69,770    $   661,201
========================================================================================

----------------------------------------------------------------------------------------
                                                  Aggressive Allocation Fund
                                 -------------------------------------------------------
                                 '11 Shares    '11 Amount      '10 Shares    '10 Amount
----------------------------------------------------------------------------------------
Class A
Shares sold                       1,364,955    $ 14,624,617     1,760,958    $16,475,367
Reinvestment of distributions        46,096         494,158        82,301        785,915
Less shares repurchased          (1,963,006)    (20,917,662)   (2,306,323)   (21,546,569)
----------------------------------------------------------------------------------------
   Net decrease                    (551,955)   $ (5,798,887)     (463,064)   $(4,285,287)
========================================================================================
Class B
Shares sold                          44,875    $    454,912       141,897    $ 1,235,373
Reinvestment of distributions            --              --         4,939         44,456
Less shares repurchased            (488,665)     (4,942,961)     (630,933)    (5,573,218)
----------------------------------------------------------------------------------------
   Net decrease                    (443,790)   $ (4,488,049)     (484,097)   $(4,293,389)
========================================================================================
Class C
Shares sold                         424,130    $  4,282,098       497,963    $ 4,487,299
Reinvestment of distributions            --              --         4,889         44,533
Less shares repurchased            (624,449)     (6,338,664)     (639,004)    (5,735,279)
----------------------------------------------------------------------------------------
   Net decrease                    (200,319)   $ (2,056,566)     (136,152)   $(1,203,447)
========================================================================================
Class Y
Shares sold                          24,498    $    262,409        39,832    $   373,243
Reinvestment of distributions           803           8,690         1,024          9,888
Less shares repurchased            (101,701)     (1,125,292)      (37,956)      (360,801)
----------------------------------------------------------------------------------------
   Net increase (decrease)          (76,400)   $   (854,193)        2,900    $    22,330
========================================================================================

The accompanying notes are an integral part of these financial statements.

54     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Conservative Allocation Fund
                                                                  ---------------------------------------------------------------
                                                                  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                                  7/31/11      7/31/10      7/31/09      7/31/08       7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $ 10.19      $  9.40      $ 10.48      $ 11.28      $ 10.56
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $  0.26      $  0.25      $  0.39      $  0.33      $  0.32
 Net realized and unrealized gain (loss) on investments              0.65         0.86        (0.94)       (0.63)        0.61
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.91     $  1.11      $ (0.55)     $ (0.30)     $  0.93
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $ (0.25)     $ (0.32)     $ (0.31)     $ (0.35)     $ (0.19)
 Net realized gain                                                     --           --        (0.22)       (0.15)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.25)     $ (0.32)     $ (0.53)     $ (0.50)     $ (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.66      $  0.79      $ (1.08)     $ (0.80)     $  0.72
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.85      $ 10.19      $  9.40      $ 10.48      $ 11.28
=================================================================================================================================
Total return*                                                        9.04%       11.88%       (4.44)%      (2.88)%       8.89%
Ratio of net expenses to average net assets+ ++                      0.78%        0.78%        0.78%        0.78%        0.78%
Ratio of net investment income to average net assets+ ++             2.47%        2.55%        4.43%        2.96%        2.90%
Portfolio turnover rate                                                15%          13%          53%          29%          15%
Net assets, end of period (in thousands)                          $42,882      $35,986      $25,992      $26,782      $23,324
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                        0.80%        0.84%        1.09%        0.89%        0.98%
 Net investment income                                               2.45%        2.49%        4.12%        2.86%        2.70%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                        0.78%        0.78%        0.78%        0.78%        0.78%
 Net investment income                                               2.47%        2.55%        4.43%        2.97%        2.90%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    55

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Conservative Allocation Fund
                                                                  ---------------------------------------------------------------
                                                                  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                                  7/31/11      7/31/10      7/31/09      7/31/08       7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  9.99      $  9.24      $ 10.31      $ 11.10       $ 10.44
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $  0.17      $  0.16      $  0.31      $  0.22       $  0.21
 Net realized and unrealized gain (loss) on investments              0.64         0.83        (0.93)       (0.61)         0.63
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.81      $  0.99      $ (0.62)     $ (0.39)      $  0.84
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $ (0.19)     $ (0.24)     $ (0.23)     $ (0.25)      $ (0.16)
 Net realized gain                                                     --           --        (0.22)       (0.15)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.19)     $ (0.24)     $ (0.45)     $ (0.40)      $ (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.62      $  0.75      $ (1.07)     $ (0.79)      $  0.66
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.61      $  9.99      $  9.24      $ 10.31       $ 11.10
=================================================================================================================================
Total return*                                                        8.15%       10.80%       (5.31)%      (3.72)%        8.09%
Ratio of net expenses to average net assets+ ++                      1.64%        1.68%        1.68%        1.69%         1.69%
Ratio of net investment income to average net assets+ ++             1.62%        1.67%        3.58%        2.05%         1.91%
Portfolio turnover rate                                                15%          13%          53%          29%           15%
Net assets, end of period (in thousands)                          $ 5,285      $ 6,214      $ 5,957      $ 6,370       $ 4,729
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                        1.64%        1.70%        1.90%        1.73%         1.91%
 Net investment income                                               1.62%        1.64%        3.36%        2.01%         1.69%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                        1.64%        1.68%        1.68%        1.68%         1.68%
 Net investment income                                               1.62%        1.67%        3.58%        2.05%         1.92%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

56    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Conservative Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  9.96      $  9.21      $ 10.30      $ 11.09      $ 10.44
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.18      $  0.17      $  0.31      $  0.23      $  0.21
 Net realized and unrealized gain (loss) on investments               0.63         0.83        (0.95)       (0.61)        0.62
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  0.81      $  1.00      $ (0.64)     $ (0.38)     $  0.83
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.21)     $ (0.25)     $ (0.23)     $ (0.26)     $ (0.16)
 Net realized gain                                                      --           --        (0.22)       (0.15)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.21)     $ (0.25)     $ (0.45)     $ (0.41)     $ (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.60      $  0.75      $ (1.09)     $ (0.79)     $  0.65
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.56      $  9.96      $  9.21      $ 10.30      $ 11.09
=================================================================================================================================
Total return*                                                         8.18%       10.91%       (5.53)%      (3.63)%       8.00%
Ratio of net expenses to average net assets+ ++                       1.55%        1.59%        1.68%        1.63%        1.68%
Ratio of net investment income to average net assets+ ++              1.71%        1.73%        3.54%        2.10%        1.92%
Portfolio turnover rate                                                 15%          13%          53%          29%          15%
Net assets, end of period (in thousands)                           $15,068      $14,063      $11,184      $11,132      $ 9,814
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.55%        1.59%        1.80%        1.63%        1.76%
 Net investment income                                                1.71%        1.73%        3.43%        2.10%        1.84%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.55%        1.59%        1.68%        1.63%        1.68%
 Net investment income                                                1.71%        1.73%        3.54%        2.11%        1.92%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    57

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    Conservative Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                               $  9.79      $  9.02      $ 10.50      $ 11.30      $ 10.57
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                  $  0.24      $  0.28      $ (0.18)     $  0.28      $  0.29
 Net realized and unrealized gain (loss) on investments               0.65         0.78        (0.97)       (0.65)        0.65
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  0.89      $  1.06      $ (1.15)     $ (0.37)     $  0.94
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.27)     $ (0.29)     $ (0.11)     $ (0.28)     $ (0.19)
 Net realized gain                                                      --           --        (0.22)       (0.15)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.27)     $ (0.29)     $ (0.33)     $ (0.43)     $ (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.62      $  0.77      $ (1.48)     $ (0.80)     $  0.73
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.41      $  9.79      $  9.02      $ 10.50      $ 11.30
=================================================================================================================================
Total return*                                                         9.18%       11.89%      (10.66)%      (3.42)%       8.91%
Ratio of net expenses to average net assets+ ++                       0.82%        0.63%        7.26%        1.25%        0.90%
Ratio of net investment income (loss) to average net assets+ ++       2.36%        2.94%       (2.03)%       2.50%        2.64%
Portfolio turnover rate                                                 15%          13%          53%          29%          15%
Net assets, end of period (in thousands)                           $    72      $   119      $     9      $    10      $    11
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.82%        0.63%        7.26%        1.25%        0.90%
 Net investment income (loss)                                         2.36%        2.94%       (2.03)%      (2.50)%       2.64%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.82%        0.63%        7.26%        1.23%        0.88%
 Net investment income (loss)                                         2.36%        2.94%       (2.03)%       2.52%        2.66%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

58    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Moderate Allocation Fund
                                                                   ----------------------------------------------------------------
                                                                   Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                                                   7/31/11       7/31/10      7/31/09       7/31/08      7/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $   9.68      $   8.79     $  10.89      $  12.50     $ 11.39
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $   0.17      $   0.16     $   0.27      $   0.24     $  0.21
 Net realized and unrealized gain (loss) on investments                1.07          1.00        (1.63)        (1.10)       1.21
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $   1.24      $   1.16     $  (1.36)     $  (0.86)    $  1.42
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $  (0.18)     $  (0.27)    $  (0.13)     $  (0.31)    $ (0.28)
 Net realized gain                                                       --            --        (0.61)        (0.44)      (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $  (0.18)     $  (0.27)    $  (0.74)     $  (0.75)    $ (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $   1.06      $   0.89     $  (2.10)     $  (1.61)    $  1.11
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  10.74      $   9.68     $   8.79      $  10.89     $ 12.50
===================================================================================================================================
Total return*                                                         12.91%        13.26%      (11.20)%       (7.47)%     12.58%
Ratio of net expenses to average net assets+ ++                        0.71%         0.73%        0.74%         0.65%       0.65%
Ratio of net investment income to average net assets+ ++               1.59%         1.70%        3.20%         2.03%       1.75%
Portfolio turnover rate                                                  14%           10%          44%           21%         19%
Net assets, end of period (in thousands)                           $132,166      $125,354     $120,786      $147,004     $165,090
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          0.71%         0.73%        0.76%         0.65%       0.65%
 Net investment income                                                 1.59%         1.70%        3.18%         2.03%       1.75%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          0.71%         0.73%        0.74%         0.65%       0.65%
 Net investment income                                                 1.59%         1.70%        3.20%         2.03%       1.75%
===================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    59

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Moderate Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $  9.25      $  8.41      $ 10.39      $ 11.97      $ 10.92
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.08      $  0.08      $  0.19      $  0.13      $  0.11
 Net realized and unrealized gain (loss) on investments               1.02         0.96        (1.53)       (1.06)        1.16
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.10      $  1.04      $ (1.34)     $ (0.93)     $  1.27
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.09)     $ (0.20)     $ (0.03)     $ (0.21)     $ (0.19)
 Net realized gain                                                      --           --        (0.61)       (0.44)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.09)     $ (0.20)     $ (0.64)     $ (0.65)     $ (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.01      $  0.84      $ (1.98)     $ (1.58)     $  1.05
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.26      $  9.25      $  8.41      $ 10.39      $ 11.97
=================================================================================================================================
Total return*                                                        11.89%       12.39%      (11.81)%      (8.32)%      11.70%
Ratio of net expenses to average net assets+ ++                       1.52%        1.52%        1.52%        1.52%        1.50%
Ratio of net investment income to average net assets+ ++              0.83%        0.92%        2.44%        1.16%        0.91%
Portfolio turnover rate                                                 14%          10%          44%          21%          19%
Net assets, end of period (in thousands)                           $26,166      $33,115      $35,197      $50,515      $60,796
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.53%        1.56%        1.63%        1.52%        1.50%
 Net investment income                                                0.82%        0.88%        2.33%        1.16%        0.91%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.52%        1.52%        1.52%        1.51%        1.49%
 Net investment income                                                0.83%        0.92%        2.44%        1.17%        0.92%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

60    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  9.10      $  8.29      $ 10.30      $ 11.88      $ 10.85
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.09      $  0.09      $  0.19      $  0.14      $  0.12
 Net realized and unrealized gain (loss) on investments               1.01         0.94        (1.53)       (1.05)        1.15
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.10      $  1.03      $ (1.34)     $ (0.91)     $  1.27
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.13)     $ (0.22)     $ (0.06)     $ (0.23)     $ (0.21)
 Net realized gain                                                      --           --        (0.61)       (0.44)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.13)     $ (0.22)     $ (0.67)     $ (0.67)     $ (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.97      $  0.81      $ (2.01)     $ (1.58)     $  1.03
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.07      $  9.10      $  8.29      $ 10.30      $ 11.88
=================================================================================================================================
Total return*                                                        12.12%       12.43%      (11.85)%      (8.19)%      11.83%
Ratio of net expenses to average net assets+ ++                       1.40%        1.44%        1.52%        1.39%        1.39%
Ratio of net investment income to average net assets+ ++              0.89%        0.98%        2.44%        1.28%        1.03%
Portfolio turnover rate                                                 14%          10%          44%          21%          19%
Net assets, end of period (in thousands)                           $52,059      $43,725      $37,513      $45,594      $47,405
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.40%        1.44%        1.52%        1.39%        1.39%
 Net investment income                                                0.89%        0.98%        2.44%        1.28%        1.03%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.40%        1.44%        1.52%        1.39%        1.38%
 Net investment income                                                0.89%        0.98%        2.44%        1.28%        1.04%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    61

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Moderate Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                               $  9.80      $  8.89      $ 10.94      $ 12.55      $ 11.43
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.21      $  0.20      $  0.29      $  0.29      $  0.26
 Net realized and unrealized gain (loss) on investments               1.09         1.02        (1.55)       (1.11)        1.21
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.30      $  1.22      $ (1.26)     $ (0.82)     $  1.47
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.22)     $ (0.31)     $ (0.18)     $ (0.35)     $ (0.32)
 Net realized gain                                                      --           --        (0.61)       (0.44)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.22)     $ (0.31)     $ (0.79)     $ (0.79)     $ (0.35)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.08      $  0.91      $ (2.05)     $ (1.61)     $  1.12
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.88      $  9.80      $  8.89      $ 10.94      $ 12.55
=================================================================================================================================
Total return*                                                        13.37%       13.75%      (10.09)%      (7.10)%      12.98%
Ratio of net expenses to average net assets+ ++                       0.32%        0.33%        0.33%        0.27%        0.29%
Ratio of net investment income to average net assets+ ++              2.00%        2.10%        3.59%        2.40%        2.09%
Portfolio turnover rate                                                 14%          10%          44%          21%          19%
Net assets, end of period (in thousands)                           $ 8,069      $ 8,120      $ 8,015      $17,905      $24,046
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.32%        0.33%        0.33%        0.27%        0.29%
 Net investment income                                                2.00%        2.10%        3.59%        2.40%        2.09%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.32%        0.33%        0.33%        0.27%        0.29%
 Net investment income                                                2.00%        2.10%        3.59%        2.40%        2.09%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

62    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Growth Allocation Fund
                                                                   ----------------------------------------------------------------
                                                                   Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                                                   7/31/11       7/31/10      7/31/09       7/31/08      7/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $   9.77      $   8.74     $  11.50      $  13.47     $ 12.04
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $   0.12      $   0.11     $   0.19      $   0.16     $  0.15
 Net realized and unrealized gain (loss) on investments                1.33          1.10        (2.14)        (1.41)       1.61
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $   1.45      $   1.21     $  (1.95)     $  (1.25)    $  1.76
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $  (0.13)     $  (0.18)    $  (0.04)     $  (0.25)    $ (0.23)
 Net realized gain                                                       --            --        (0.77)        (0.47)      (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $  (0.13)     $  (0.18)    $  (0.81)     $  (0.72)    $ (0.33)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $   1.32      $   1.03     $  (2.76)     $  (1.97)    $  1.43
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  11.09      $   9.77     $   8.74      $  11.50     $ 13.47
===================================================================================================================================
Total return*                                                         14.85%        13.90%      (15.49)%       (9.88)%     14.73%
Ratio of net expenses to average net assets+ ++                        0.76%         0.79%        0.79%         0.78%       0.72%
Ratio of net investment income to average net assets+ ++               1.11%         1.12%        2.24%         1.24%       1.09%
Portfolio turnover rate                                                  12%           11%          49%           20%         11%
Net assets, end of period (in thousands)                           $140,979      $125,433     $111,447      $139,670     $157,453
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          0.76%         0.80%        0.89%         0.78%       0.72%
 Net investment income                                                 1.11%         1.11%        2.14%         1.24%       1.09%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          0.76%         0.79%        0.79%         0.77%       0.71%
 Net investment income                                                 1.11%         1.12%        2.24%         1.25%       1.10%
===================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    63

---------------------------------------------------------------------------------------------------------------------------------
                                                                                          Growth Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $  8.64      $  7.75      $ 10.33      $ 12.17      $ 10.93
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.03      $  0.03      $  0.11      $  0.05      $  0.03
 Net realized and unrealized gain (loss) on investments               1.17         0.98        (1.92)       (1.28)        1.45
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.20      $  1.01      $ (1.81)     $ (1.23)     $  1.48
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.04)     $ (0.12)     $    --      $ (0.14)     $ (0.14)
 Net realized gain                                                      --           --        (0.77)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.04)     $ (0.12)     $ (0.77)     $ (0.61)     $ (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.16      $  0.89      $ (2.58)     $ (1.84)     $  1.24
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  9.80      $  8.64      $  7.75      $ 10.33      $ 12.17
=================================================================================================================================
Total return*                                                        13.90%       13.03%      (16.05)%     (10.66)%      13.67%
Ratio of net expenses to average net assets+ ++                       1.57%        1.57%        1.57%        1.58%        1.58%
Ratio of net investment income to average net assets+ ++              0.35%        0.36%        1.47%        0.44%        0.23%
Portfolio turnover rate                                                 12%          11%          49%          20%          11%
Net assets, end of period (in thousands)                           $35,567      $39,902      $43,390      $61,704      $76,095
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.61%        1.66%        1.77%        1.64%        1.60%
 Net investment income                                                0.31%        0.27%        1.27%        0.38%        0.21%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.57%        1.57%        1.57%        1.57%        1.57%
 Net investment income                                                0.35%        0.36%        1.47%        0.45%        0.24%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

64    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Growth Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  9.26      $  8.30      $ 10.99      $ 12.90      $ 11.58
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.04      $  0.04      $  0.11      $  0.07      $  0.05
 Net realized and unrealized gain (loss) on investments               1.26         1.04        (2.03)       (1.34)        1.53
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.30      $  1.08      $ (1.92)     $ (1.27)     $  1.58
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.06)     $ (0.12)     $    --      $ (0.17)     $ (0.16)
 Net realized gain                                                      --           --        (0.77)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.06)     $ (0.12)     $ (0.77)     $ (0.64)     $ (0.26)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.24      $  0.96      $ (2.69)     $ (1.91)     $  1.32
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.50      $  9.26      $  8.30      $ 10.99      $ 12.90
=================================================================================================================================
Total return*                                                        14.10%       13.08%      (16.08)%     (10.43)%      13.75%
Ratio of net expenses to average net assets+ ++                       1.46%        1.51%        1.57%        1.48%        1.44%
Ratio of net investment income to average net assets+ ++              0.40%        0.40%        1.44%        0.54%        0.37%
Portfolio turnover rate                                                 12%          11%          49%          20%          11%
Net assets, end of period (in thousands)                           $48,586      $43,087      $36,602      $47,898      $52,861
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.46%        1.51%        1.60%        1.48%        1.44%
 Net investment income                                                0.40%        0.40%        1.40%        0.54%        0.37%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.46%        1.51%        1.57%        1.47%        1.43%
 Net investment income                                                0.40%        0.40%        1.44%        0.54%        0.38%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    65

---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Growth Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                               $ 10.07      $  9.00      $ 11.64      $ 13.55      $ 12.13
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.17      $  0.15      $  0.20      $  0.22      $  0.19
 Net realized and unrealized gain (loss) on investments               1.37         1.14        (1.97)       (1.36)        1.60
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.54      $  1.29      $ (1.77)     $ (1.14)     $  1.79
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.16)     $ (0.22)     $ (0.10)     $ (0.30)     $ (0.27)
 Net realized gain                                                      --           --        (0.77)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.16)     $ (0.22)     $ (0.87)     $ (0.77)     $ (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.38      $  1.07      $ (2.64)     $ (1.91)     $  1.42
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.45      $ 10.07      $  9.00      $ 11.64      $ 13.55
=================================================================================================================================
Total return*                                                        15.39%       14.33%      (13.68)%      (9.05)%      14.87%
Ratio of net expenses to average net assets+ ++                       0.36%        0.39%        0.39%        0.34%        0.36%
Ratio of net investment income to average net assets+ ++              1.58%        1.54%        2.44%        1.67%        1.40%
Portfolio turnover rate                                                 12%          11%          49%          20%          11%
Net assets, end of period (in thousands)                           $ 1,947      $ 2,508      $ 1,614      $ 2,683      $ 2,956
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.36%        0.39%        0.39%        0.34%        0.36%
 Net investment income                                                1.58%        1.54%        2.44%        1.67%        1.40%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.36%        0.39%        0.39%        0.34%        0.36%
 Net investment income                                                1.58%        1.54%        2.44%        1.67%        1.40%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

66    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Aggressive Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $  9.56      $  8.45      $ 11.85      $  14.20     $ 12.39
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.06      $  0.04      $  0.09      $   0.07     $  0.06
 Net realized and unrealized gain (loss) on investments               1.51         1.16        (2.54)        (1.69)       1.97
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.57      $  1.20      $ (2.45)     $  (1.62)    $  2.03
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.06)     $ (0.09)     $    --      $  (0.23)    $  (0.16)
 Net realized gain                                                      --           --        (0.95)        (0.50)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.06)     $ (0.09)     $ (0.95)     $  (0.73)    $  (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.51      $  1.11      $ (3.40)     $  (2.35)    $  1.81
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.07      $  9.56      $  8.45      $  11.85     $ 14.20
=================================================================================================================================
Total return*                                                        16.42%       14.16%      (19.05)%      (12.03)%      16.41%
Ratio of net expenses to average net assets+ ++                       0.85%        0.85%        0.85%         0.84%        0.82%
Ratio of net investment income to average net assets+ ++              0.52%        0.44%        1.07%         0.54%        0.44%
Portfolio turnover rate                                                 11%          12%          55%           13%          18%
Net assets, end of period (in thousands)                           $92,878      $85,488      $79,480      $102,941     $114,054
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.85%        0.88%        1.01%         0.84%        0.82%
 Net investment income                                                0.52%        0.41%        0.91%         0.54%        0.44%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.85%        0.85%        0.85%         0.83%        0.81%
 Net investment income                                                0.52%        0.44%        1.07%         0.55%        0.45%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    67

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Aggressive Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $  8.96      $  7.93      $ 11.29      $ 13.55      $ 11.84
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                  $ (0.02)     $ (0.03)     $  0.02      $ (0.03)     $ (0.05)
 Net realized and unrealized gain (loss) on investments               1.41         1.08        (2.43)       (1.61)        1.88
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.39      $  1.05      $ (2.41)     $ (1.64)     $  1.83
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $    --      $ (0.02)     $    --      $ (0.12)     $ (0.06)
 Net realized gain                                                      --           --        (0.95)       (0.50)        0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $    --      $ (0.02)     $ (0.95)     $ (0.62)     $ (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.39      $  1.03      $ (3.36)     $ (2.26)     $  1.71
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.35      $  8.96      $  7.93      $ 11.29      $ 13.55
=================================================================================================================================
Total return*                                                        15.51%       13.22%      (19.69)%     (12.72)%      15.49%
Ratio of net expenses to average net assets+ ++                       1.64%        1.64%        1.64%        1.65%        1.66%
Ratio of net investment income (loss) to average net assets+ ++      (0.21)%      (0.33)%       0.28%       (0.28)%      (0.39)%
Portfolio turnover rate                                                 11%          12%          55%          13%          18%
Net assets, end of period (in thousands)                           $17,642      $19,256      $20,884      $30,405      $37,749
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.71%        1.76%        1.89%        1.71%        1.69%
 Net investment income (loss)                                        (0.28)%      (0.45)%       0.04%       (0.34)%      (0.42)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.64%        1.64%        1.64%        1.64%        1.64%
 Net investment income (loss)                                        (0.21)%      (0.33)%       0.28%       (0.27)%      (0.38)%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

68    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Aggressive Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  9.08      $  8.04      $ 11.43      $ 13.73      $ 12.00
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                  $ (0.01)     $ (0.03)     $  0.02      $ (0.02)     $ (0.03)
 Net realized and unrealized gain (loss) on investments               1.43         1.10        (2.46)       (1.62)        1.90
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.42      $  1.07      $ (2.44)     $ (1.64)     $  1.87
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $    --      $ (0.03)     $    --      $ (0.16)     $ (0.08)
 Net realized gain                                                      --           --        (0.95)       (0.50)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $    --      $ (0.03)     $ (0.95)     $ (0.66)     $ (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.42      $  1.04      $ (3.39)     $ (2.30)     $  1.73
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.50      $  9.08      $  8.04      $ 11.43      $ 13.73
=================================================================================================================================
Total return*                                                        15.64%       13.25%      (19.71)%     (12.61)%      15.63%
Ratio of net expenses to average net assets+ ++                       1.55%        1.58%        1.64%        1.53%        1.52%
Ratio of net investment income (loss) to average net assets+ ++      (0.14)%      (0.31)%       0.27%       (0.16)%      (0.26)%
Portfolio turnover rate                                                 11%          12%          55%          13%          18%
Net assets, end of period (in thousands)                           $18,899      $18,161      $17,171      $22,930      $23,584
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and
 no reduction for fees paid indirectly:
 Net expenses                                                         1.55%        1.58%        1.70%        1.53%        1.52%
 Net investment income (loss)                                        (0.14)%      (0.31)%       0.21%       (0.16)%      (0.26)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.55%        1.58%        1.64%        1.52%        1.52%
 Net investment income (loss)                                        (0.14)%      (0.31)%       0.27%       (0.15)%      (0.26)%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11    69

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Aggressive Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   7/31/11      7/31/10      7/31/09      7/31/08      7/31/07
Class Y
Net asset value, beginning of period                               $  9.67      $  8.55      $ 12.02      $ 14.26      $ 12.41
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                         $  0.11      $  0.08      $  0.13      $  0.15      $  0.14
 Net realized and unrealized gain (loss) on investments               1.56         1.16        (2.65)       (1.60)        1.97
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  1.67      $  1.24      $ (2.52)     $ (1.45)     $  2.11
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             $ (0.10)     $ (0.12)     $    --      $ (0.29)     $ (0.20)
 Net realized gain                                                      --           --        (0.95)       (0.50)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.10)     $ (0.12)     $ (0.95)     $ (0.79)     $ (0.26)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.57      $  1.12      $ (3.47)     $ (2.24)     $  1.85
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.24      $  9.67      $  8.55      $ 12.02      $ 14.26
=================================================================================================================================
Total return*                                                        17.32%       14.49%      (19.35)%     (10.83)%      17.10%
Ratio of net expenses to average net assets+ ++                       0.46%        0.42%        0.43%        0.35%        0.39%
Ratio of net investment income to average net assets+ ++              0.99%        0.88%        1.58%        1.06%        1.01%
Portfolio turnover rate                                                 11%          12%          55%          13%          18%
Net assets, end of period (in thousands)                           $ 1,311      $ 1,868      $ 1,627      $ 3,105      $ 3,171
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.46%        0.42%        0.43%        0.35%        0.39%
 Net investment income                                                0.99%        0.88%        1.58%        1.06%        1.01%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.46%        0.42%        0.43%        0.35%        0.39%
 Net investment income                                                0.99%        0.88%        1.58%        1.06%        1.01%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

70    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Notes to Financial Statements | 7/31/11

1.    Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Funds' principal risks.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     71
fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
      (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.    Federal Income Taxes

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

72     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

      The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

      The Pioneer Ibbotson Conservative, Moderate, Growth and Aggressive Allocation Funds have net capital loss carryforwards of $4,655,040, $41,539,249, $52,993,536, and $38,398,927, respectively, of which the following amounts will expire in between 2017 and 2019 if not utilized:

      --------------------------------------------------------------------------
                       Conservative    Moderate       Growth         Aggressive
                       Fund            Fund           Fund           Fund
      --------------------------------------------------------------------------
      2017             $   66,671      $ 3,426,891    $ 5,318,250    $ 4,788,888
      2018              4,588,369       36,226,123     43,117,411     32,150,758
      2019                     --        1,886,235      4,557,875      1,459,281
      --------------------------------------------------------------------------
                       $4,655,040      $41,539,249    $52,993,536    $38,398,927
      --------------------------------------------------------------------------

      At July 31, 2011, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.

      --------------------------------------------------------------------------
                                               Undistributed Net    Accumulated
                                               Investment           Realized
      Fund                  Paid in Capital    Income (Loss)        Gain (Loss)
      --------------------------------------------------------------------------
      Conservative Fund     $--                $  227,611           $  (227,611)
      Moderate Fund          --                 1,082,427            (1,082,427)
      Growth Fund            --                 1,240,662            (1,240,662)
      Aggressive Fund        --                   711,968              (711,968)

      Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     73

      The tax character of distributions paid during the year ended July 31, 2011 was as follows:

      --------------------------------------------------------------------------
                                       Ordinary      Long-Term
      Fund                             Income        Capital Gains    Total
      --------------------------------------------------------------------------
      Conservative Fund                $1,367,607    $--              $1,367,607
      Moderate Fund                     3,429,688     --               3,429,688
      Growth Fund                       2,123,897     --               2,123,897
      Aggressive Fund                     520,295     --                 520,295

      The tax character of distributions paid during the year ended July 31, 2010 was as follows:

      --------------------------------------------------------------------------
                                       Ordinary      Long-Term
      Fund                             Income        Capital Gains    Total
      --------------------------------------------------------------------------
      Conservative Fund                $1,470,757    $--              $1,470,757
      Moderate Fund                     5,553,997     --               5,553,997
      Growth Fund                       3,501,928     --               3,501,928
      Aggressive Fund                     921,348     --                 921,348

      The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2011:

      ---------------------------------------------------------------------------------------
                           Undistributed                     Other Book/Tax    Net Unrealized
                           Ordinary         Capital Loss     Temporary         Appreciation
      Fund                 Income           Carryforward     Differences       (Depreciation)
      ---------------------------------------------------------------------------------------
      Conservative Fund    $  981,435       $ (4,655,040)    $  (975,379)      $ 6,779,358
      Moderate Fund         4,066,186        (41,539,249)     (3,249,887)       32,877,870
      Growth Fund           3,134,019        (52,993,536)     (1,923,627)       38,183,372
      Aggressive Fund       1,148,705        (38,398,927)     (1,822,867)       25,527,886

      The differences between book-basis and tax-basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.

C.    Fund Shares

      The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit
      S.p.A.(UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the year ended July 31, 2011:

      --------------------------------------------------------------------------
      Fund                                                               Amount
      --------------------------------------------------------------------------
      Conservative Fund                                                  $19,386
      Moderate Fund                                                      $54,755
      Growth Fund                                                        $74,952
      Aggressive Fund                                                    $47,138

74     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

D.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

2.    Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion     0.13% on investments in underlying funds managed by Pioneer (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed by Pioneer (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed by Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.09% on other investments

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the year ended July 31, 2011, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Expenses waived during the period ended July 31, 2011 are reflected in the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     75

Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at July 31, 2011:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 8,527
Moderate Fund                                                            $30,067
Growth Fund                                                              $31,385
Aggressive Fund                                                          $18,154

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                                               Class A    Class B    Class C
--------------------------------------------------------------------------------
Conservative Fund                                  0.78%      1.68%      1.68%
Moderate Fund                                      0.74%      1.52%      1.52%
Growth Fund                                        0.79%      1.57%      1.57%
Aggressive Fund                                    0.85%      1.64%      1.64%

3.    Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2011:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $15,653
Moderate Fund                                                            $66,340
Growth Fund                                                              $86,476
Aggressive Fund                                                          $65,115

4.    Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to

76     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11
affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at July 31, 2011:

--------------------------------------------------------------------------------
Fund                                                                    Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $ 27,441
Moderate Fund                                                           $ 99,346
Growth Fund                                                             $107,191
Aggressive Fund                                                         $ 53,929

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the year ended July 31, 2011, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 7,962
Moderate Fund                                                            $38,107
Growth Fund                                                              $50,776
Aggressive Fund                                                          $18,229

5.    Transactions in Underlying Funds -- Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     77

Pioneer Ibbotson Conservative Allocation Fund

------------------------------------------------------------------------------------------------------
                                           Beginning      Acquisitions     Dispositions    Ending
Underlying Funds (Affiliated)              Shares         Shares           Shares          Shares
------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund                --       15,337                 --           15,337
Pioneer Bond Fund                           1,401,062      256,672           (191,342)       1,466,392
Pioneer Cullen Value Fund                      68,498        8,433            (10,088)          66,843
Pioneer Disciplined Growth Fund               121,287       82,219            (24,241)         179,265
Pioneer Disciplined Value Fund                201,239      106,532            (29,794)         277,977
Pioneer Emerging Markets Fund                  20,032        3,753             (4,512)          19,273
Pioneer Equity Income Fund                     24,915       18,552             (3,814)          39,653
Pioneer Floating Rate Fund                     81,436       12,726             (2,709)          91,453
Pioneer Fund                                   79,835        8,909            (29,057)          59,687
Pioneer Fundamental Growth Fund               108,951       13,355            (19,213)         103,093
Pioneer Global Aggregate Bond Fund                 --       99,971                 --           99,971
Pioneer Global Equity Fund                    243,746       22,520            (77,913)         188,353
Pioneer Global High Yield Fund                339,199       45,203            (25,131)         359,271
Pioneer Growth Opportunities Fund              23,673        2,658             (5,826)          20,505
Pioneer High Yield Fund                       181,010       15,834            (16,145)         180,699
Pioneer International Value Fund              100,789       43,021            (21,105)         122,705
Pioneer Mid Cap Value Fund                     29,092       29,637             (4,329)          54,400
Pioneer Multi-Asset Floating Rate Fund             --        3,758                 --            3,758
Pioneer Oak Ridge Large Cap Growth Fund            19           --                (19)              --
Pioneer Real Estate Shares                     30,661        3,546            (19,872)          14,335
Pioneer Research Fund                         205,318       22,324           (100,373)         127,269
Pioneer Select Mid Cap Growth Fund             37,491        3,332             (8,480)          32,343
Pioneer Short Term Income Fund              1,357,469      272,558            (71,631)       1,558,396
Pioneer Strategic Income Fund                 360,016       59,190            (18,998)         400,208
------------------------------------------------------------------------------------------------------
                                           Realized       Capital Gain     Dividend        Ending
Underlying Funds (Affiliated)              Gain (Loss)    Distributions    Income          Value
------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund        $       --     $     --         $       --      $   150,759
Pioneer Bond Fund                               7,983           --            696,779       14,136,022
Pioneer Cullen Value Fund                     (10,213)          --             17,256        1,233,928
Pioneer Disciplined Growth Fund                16,891      115,621              6,851        1,867,945
Pioneer Disciplined Value Fund                  2,302      158,814             20,972        2,457,315
Pioneer Emerging Markets Fund                  12,803           --                 --          631,957
Pioneer Equity Income Fund                     10,909           --             12,202        1,065,086
Pioneer Floating Rate Fund                         92           --             28,574          633,771
Pioneer Fund                                 (133,103)          --             35,236        2,465,077
Pioneer Fundamental Growth Fund                17,354       30,597              7,139        1,251,547
Pioneer Global Aggregate Bond Fund                 --           --              3,324        1,132,673
Pioneer Global Equity Fund                     33,678           --             19,892        1,879,761
Pioneer Global High Yield Fund                 (1,356)          --            280,929        3,743,606
Pioneer Growth Opportunities Fund              15,337           --                 --          614,737
Pioneer High Yield Fund                         5,717           --            102,210        1,864,812
Pioneer International Value Fund               16,432           --             37,908        2,517,904
Pioneer Mid Cap Value Fund                       (672)          --              5,305        1,222,376
Pioneer Multi-Asset Floating Rate Fund             --           --                 --           37,695
Pioneer Oak Ridge Large Cap Growth Fund           108           --                 --               --
Pioneer Real Estate Shares                    167,111           --             14,765          324,533
Pioneer Research Fund                          78,451           --             14,810        1,258,694
Pioneer Select Mid Cap Growth Fund             (2,147)          --                 --          613,868
Pioneer Short Term Income Fund                 (5,723)          --            463,900       15,085,278
Pioneer Strategic Income Fund                  (1,270)      13,076            231,555        4,434,307
                                           ----------     --------         ----------      -----------
                                           $  230,684     $318,108         $1,999,607      $60,623,651
                                           ==========     ========         ==========      ===========

78     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------------------------------------
                                           Beginning      Acquisitions     Dispositions    Ending
Underlying Funds (Affiliated)              Shares         Shares           Shares          Shares
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                           3,726,495        186,012         (777,550)        3,134,957
Pioneer Cullen Value Fund                     518,696            228          (44,876)          474,048
Pioneer Disciplined Growth Fund               684,660        463,002          (75,672)        1,071,990
Pioneer Disciplined Value Fund                882,985        689,608         (328,910)        1,243,683
Pioneer Emerging Markets Fund                 285,656         11,226          (22,369)          274,513
Pioneer Equity Income Fund                     94,058         91,351          (11,488)          173,921
Pioneer Fund                                  484,004         18,649         (185,324)          317,329
Pioneer Fundamental Growth Fund               742,147         93,515          (86,364)          749,298
Pioneer Global Aggregate Bond Fund                 --        124,697               --           124,697
Pioneer Global Equity Fund                  1,525,284         13,835          (94,499)        1,444,620
Pioneer Global High Yield Fund              1,070,915         10,135         (243,325)          837,725
Pioneer Government Income Fund                    555             --             (555)               --
Pioneer Growth Opportunities Fund             281,235            199          (59,972)          221,462
Pioneer High Yield Fund                       242,745        176,389          (20,658)          398,476
Pioneer Independence Fund                       1,756             --           (1,756)               --
Pioneer International Value Fund              806,750         12,982          (57,186)          762,546
Pioneer Mid Cap Value Fund                    426,902         62,349          (12,081)          477,170
Pioneer Oak Ridge Large Cap Growth Fund         3,017             --           (3,017)               --
Pioneer Oak Ridge Small Cap Growth Fund        57,964        144,954               --           202,918
Pioneer Real Estate Shares                    474,312          2,876         (258,814)          218,374
Pioneer Research Fund                       1,024,197         10,089         (581,659)          452,627
Pioneer Select Mid Cap Growth Fund            280,473            586          (48,691)          232,368
Pioneer Short Term Income                   3,003,930        282,691         (119,350)        3,167,271
Pioneer Strategic Income Fund                 392,761         23,393          (14,302)          401,852
Pioneer Value Fund                                793             --             (793)               --
-------------------------------------------------------------------------------------------------------
                                           Realized       Capital Gain     Dividend        Ending
Underlying Funds (Affiliated)              Gain (Loss)    Distributions    Income          Value
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                          $  211,385     $       --       $1,648,104      $ 30,220,982
Pioneer Cullen Value Fund                      10,240             --          126,505         8,750,922
Pioneer Disciplined Growth Fund                45,833        640,319           36,445        11,170,131
Pioneer Disciplined Value Fund                 14,505        709,724           96,620        10,994,161
Pioneer Emerging Markets Fund                  40,121             --               --         9,001,280
Pioneer Equity Income Fund                    102,408             --           45,010         4,671,520
Pioneer Fund                                 (341,771)            --          206,405        13,105,673
Pioneer Fundamental Growth Fund               221,078        195,261           44,972         9,096,477
Pioneer Global Aggregate Bond Fund                 --             --            4,346         1,412,812
Pioneer Global Equity Fund                    138,810             --          156,688        14,417,306
Pioneer Global High Yield Fund               (407,856)            --          772,042         8,729,099
Pioneer Government Income Fund                    550             --               95                --
Pioneer Growth Opportunities Fund             129,976             --               --         6,639,417
Pioneer High Yield Fund                        42,247             --          164,461         4,112,270
Pioneer Independence Fund                       7,790             --               --                --
Pioneer International Value Fund              120,328             --          239,200        15,647,434
Pioneer Mid Cap Value Fund                    (55,471)            --           78,986        10,722,010
Pioneer Oak Ridge Large Cap Growth Fund         8,827             --               --                --
Pioneer Oak Ridge Small Cap Growth Fund            (1)          --               --         6,424,376
Pioneer Real Estate Shares                   (323,271)            --          216,678         4,943,985
Pioneer Research Fund                         330,587             --           73,187         4,476,477
Pioneer Select Mid Cap Growth Fund             36,407             --               --         4,410,350
Pioneer Short Term Income                     (10,248)            --          963,793        30,659,188
Pioneer Strategic Income Fund                   3,041         13,128          237,637         4,452,523
Pioneer Value Fund                              1,650             --               23                --
                                           ----------     ----------       ----------      ------------
                                           $  327,165     $1,558,432       $5,111,197      $214,058,393
                                           ==========     ==========       ==========      ============

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     79

Pioneer Ibbotson Growth Allocation Fund

-------------------------------------------------------------------------------------------------------
                                           Beginning      Acquisitions     Dispositions    Ending
Underlying Funds (Affiliated)              Shares         Shares           Shares          Shares
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                          3,118,860         138,138         (759,960)        2,497,038
Pioneer Cullen Value Fund                    643,570              --          (22,636)          620,934
Pioneer Disciplined Growth Fund              814,295         409,703          (14,498)        1,209,500
Pioneer Disciplined Value Fund               797,413         486,016          (13,005)        1,270,424
Pioneer Emerging Markets Fund                432,290           7,791          (22,408)          417,673
Pioneer Equity Income Fund                   282,222          55,958          (18,220)          319,960
Pioneer Fund                                 479,171          53,758         (161,561)          371,368
Pioneer Fundamental Growth Fund            1,235,496          82,987         (201,547)        1,116,936
Pioneer Global Aggregate Bond Fund                --          42,686               --            42,686
Pioneer Global Equity Fund                 1,863,611           5,380          (26,387)        1,842,604
Pioneer Global High Yield Fund               613,269          19,828         (141,773)          491,324
Pioneer Government Income Fund                   936              --             (119)              817
Pioneer Growth Opportunities Fund            386,367          45,041         (115,021)          316,387
Pioneer High Yield Fund                       99,609         112,167          (87,594)          124,182
Pioneer Independence Fund                     15,768              --          (14,339)            1,429
Pioneer International Value Fund             962,176          82,839           (4,022)        1,040,993
Pioneer Mid Cap Value Fund                   680,417          31,500          (29,126)          682,791
Pioneer Oak Ridge Large Cap Growth Fund       22,560              --          (21,198)            1,362
Pioneer Oak Ridge Small Cap Growth Fund       42,461         165,320               --           207,781
Pioneer Real Estate Shares                   618,285             393         (333,808)          284,870
Pioneer Research Fund                      1,042,056             162         (324,447)          717,771
Pioneer Select Mid Cap Growth Fund           282,565              87          (33,972)          248,680
Pioneer Short Term Income Fund             1,528,230         110,328          (15,682)        1,622,876
Pioneer Strategic Income Fund                354,566          49,031               --           403,597
Pioneer Value Fund                            18,927              --          (17,325)            1,602
-------------------------------------------------------------------------------------------------------
                                           Realized       Capital Gain     Dividend        Ending
Underlying Funds (Affiliated)              Gain (Loss)    Distributions    Income          Value
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                            $177,235     $       --       $1,326,511      $ 24,071,447
Pioneer Cullen Value Fund                      (1,942)            --          161,360        11,462,439
Pioneer Disciplined Growth Fund                   636        843,972           47,630        12,602,994
Pioneer Disciplined Value Fund                     31        653,864           83,247        11,230,548
Pioneer Emerging Markets Fund                 (25,321)            --               --        13,695,507
Pioneer Equity Income Fund                    (59,150)            --          139,658         8,594,124
Pioneer Fund                                 (559,950)            --          217,190        15,337,479
Pioneer Fundamental Growth Fund               510,074        339,528           76,528        13,559,604
Pioneer Global Aggregate Bond Fund                 --             --            1,518           483,637
Pioneer Global Equity Fund                     26,816             --          197,018        18,389,185
Pioneer Global High Yield Fund                201,745             --          469,395         5,119,596
Pioneer Government Income Fund                    102             --              382             8,229
Pioneer Growth Opportunities Fund             153,838             --               --         9,485,269
Pioneer High Yield Fund                       222,436             --           36,685         1,281,561
Pioneer Independence Fund                      53,554             --               --            17,345
Pioneer International Value Fund                1,697             --          303,887        21,361,175
Pioneer Mid Cap Value Fund                   (198,236)            --          122,705        15,342,305
Pioneer Oak Ridge Large Cap Growth Fund        44,206             --               --            17,129
Pioneer Oak Ridge Small Cap Growth Fund            --             --               --         6,578,333
Pioneer Real Estate Shares                   (859,693)            --          283,285         6,449,456
Pioneer Research Fund                         174,524             --           75,556         7,098,758
Pioneer Select Mid Cap Growth Fund             36,638             --               --         4,719,952
Pioneer Short Term Income Fund                     94             --          483,385        15,709,438
Pioneer Strategic Income Fund                      --         12,626          229,821         4,471,853
Pioneer Value Fund                              9,320             --              760            18,277
                                           ----------     ----------       ----------      ------------
                                             $(91,346)    $1,849,990       $4,256,521      $227,105,640
                                           ==========     ==========       ==========      ============

80     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Pioneer Ibbotson Aggressive Allocation Fund

-------------------------------------------------------------------------------------------------------
                                           Beginning      Acquisitions     Dispositions    Ending
Underlying Funds (Affiliated)              Shares         Shares           Shares          Shares
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                           1,289,380         54,951         (480,562)          863,769
Pioneer Cullen Value Fund                     387,780             --          (29,719)          358,061
Pioneer Disciplined Growth Fund               498,662        216,027         (127,063)          587,626
Pioneer Disciplined Value Fund                447,545        252,000          (29,498)          670,047
Pioneer Emerging Markets Fund                 308,732          1,920          (22,386)          288,266
Pioneer Equity Income Fund                    166,297         54,018          (15,451)          204,864
Pioneer Fund                                  290,663          8,231          (79,521)          219,373
Pioneer Fundamental Growth Fund               721,900         90,304         (118,965)          693,239
Pioneer Global Equity Fund                  1,413,064            856         (204,689)        1,209,231
Pioneer Growth Opportunities Fund             326,043             --         (101,764)          224,279
Pioneer High Yield Fund                         2,420             --           (2,012)              408
Pioneer Independence Fund                       2,010             --           (1,730)              280
Pioneer International Value Fund              828,348         77,157           (1,125)          904,380
Pioneer Mid Cap Value Fund                    573,235         36,655           (7,992)          601,898
Pioneer Oak Ridge Large Cap Growth Fund         4,948             --           (4,948)               --
Pioneer Oak Ridge Small Cap Growth Fund        25,645        118,627               --           144,272
Pioneer Real Estate Shares                    495,856          1,296         (258,973)          238,179
Pioneer Research Fund                         613,486             --         (206,314)          407,172
Pioneer Select Mid Cap Growth Fund            251,318             --          (41,148)          210,170
Pioneer Strategic Income Fund                 211,250         38,744          (21,610)          228,384
Pioneer Value Fund                              2,055             --           (2,055)               --

-------------------------------------------------------------------------------------------------------
                                           Realized       Capital Gain     Dividend        Ending
Underlying Funds (Affiliated)              Gain (Loss)    Distributions    Income          Value
-------------------------------------------------------------------------------------------------------

Pioneer Bond Fund                          $ 185,317      $       --       $  510,608      $  8,326,737
Pioneer Cullen Value Fund                    33,702               --           95,498         6,609,805
Pioneer Disciplined Growth Fund             103,774          506,776           28,460         6,123,064
Pioneer Disciplined Value Fund                 (390)         351,208           44,004         5,923,218
Pioneer Emerging Markets Fund                54,737               --               --         9,452,233
Pioneer Equity Income Fund                  (48,467)              --           81,267         5,502,640
Pioneer Fund                               (328,064)              --          129,290         9,060,111
Pioneer Fundamental Growth Fund             131,514          201,777           52,141         8,415,916
Pioneer Global Equity Fund                  282,593               --          131,909        12,068,121
Pioneer Growth Opportunities Fund           435,403               --               --         6,723,897
Pioneer High Yield Fund                       4,409               --              456             4,208
Pioneer Independence Fund                     7,787               --               --             3,401
Pioneer International Value Fund             (1,167)              --          267,601        18,557,885
Pioneer Mid Cap Value Fund                  (44,441)              --          106,965        13,524,642
Pioneer Oak Ridge Large Cap Growth Fund      14,197               --               --                --
Pioneer Oak Ridge Small Cap Growth Fund            (1)            --               --         4,567,650
Pioneer Real Estate Shares                 (318,869)              --          228,611         5,392,367
Pioneer Research Fund                       108,140               --           44,357         4,026,930
Pioneer Select Mid Cap Growth Fund           40,627               --               --         3,989,030
Pioneer Strategic Income Fund                 4,537            6,746          128,349         2,530,496
Pioneer Value Fund                            4,398               --               89                --
                                           ----------     ----------       ----------      ------------
                                           $  669,736     $1,066,507       $1,849,605      $130,802,351
                                           ==========     ==========       ==========      ============

6.    Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Ibbotson Asset Allocation Series:
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund), including the schedule of investments, as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
September 26, 2011

82     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Investment Subadviser
Ibbotson Associates Advisors LLC

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Funds are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Funds' Trustees and officers are on the following pages, together with their principal occupations. Trustees who are interested persons of the Funds within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Funds are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Funds is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Funds includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     83

Interested Trustees

-----------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-----------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                   Other Directorships
Name and Age                Principal Occupation                                                   Held by this Trustee
------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Non-Executive Chairman and a director of Pioneer Investment            None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a direc-
                            tor of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund (Rus-
                            sia) (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of Fidu-
                            ciary Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);          None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

84    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Independent Trustees

-----------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-----------------------------------------------------------------------------
David R. Bock (67)          Trustee                  Trustee since 2005.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Mary K. Bush (63)           Trustee                  Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Other Directorships
Name and Age                Principal Occupation                                                   Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)          Managing Partner, Federal City Capital Advisors (corporate advi-       Director of Enterprise Com-
                            sory services company) (1997 - 2004 and 2008 - present);               munity Investment, Inc.
                            Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                            held research and consulting company) (2010); Executive Vice           housing finance company)
                            President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                            health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc. (2008
                            Vice President and Chief Financial Officer, Pedestal Inc. (internet-   - present); Director of the
                            based mortgage trading company) (2000 - 2002)                          Swiss Helvetia Fund, Inc.
                                                                                                   (closed-end fund) (2010 -
                                                                                                   present); and Director of
                                                                                                   New York Mortgage Trust
                                                                                                   (publicly traded mortgage
                                                                                                   REIT) (2004 - 2009)
--------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63)           Chairman, Bush International, LLC (international financial advi-       Director of Marriott Interna-
                            sory firm) (1991 - present); Senior Managing Director, Brock           tional, Inc. (2008 -
                            Capital Group, LLC (strategic business advisors) 2010 - present);      present); Director of Dis-
                            Managing Director, Federal Housing Finance Board (oversight of         cover Financial Services
                            Federal Home Loan Bank system) (1989 - 1991); Vice President           (credit card issuer and elec-
                            and Head of International Finance, Federal National Mortgage           tronic payment services)
                            Association (1988 - 1989); U.S. Alternate Executive Director,          (2007 - present); Former
                            International Monetary Fund (1984 - 1988); Executive Assistant         Director of Briggs & Stratton
                            to Deputy Secretary of the U.S. Treasury, U.S. Treasury Depart-        Co. (engine manufacturer)
                            ment (1982 - 1984); and Vice President and Team Leader in              (2004 - 2009); Former
                            Corporate Banking, Bankers Trust Co. (1976 - 1982)                     Director of UAL Corporation
                                                                                                   (airline holding company)
                                                                                                   (2006 - 2010); Director of
--------------------------------------------------------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     85

--------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service                             Other Directorships
Name and Age                with the Fund            and Term of Office    Principal Occupation    Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                           ManTech International Cor-
                                                                                                   poration (national security,
                                                                                                   defense, and intelligence
                                                                                                   technology firm) (2006 -
                                                                                                   present); Member, Board of
                                                                                                   Governors, Investment Com-
                                                                                                   pany Institute (2007 -
                                                                                                   present); Member, Board of
                                                                                                   Governors, Independent
                                                                                                   Directors Council (2007 -
                                                                                                   present); Former Director of
                                                                                                   Brady Corporation (2000 -
                                                                                                   2007); Former Director of
                                                                                                   Mortgage Guaranty Insur-
                                                                                                   ance Corporation (1991 -
                                                                                                   2006); Former Director of
                                                                                                   Millennium Chemicals, Inc.
                                                                                                   (commodity chemicals)
                                                                                                   (2002 - 2005); Former
                                                                                                   Director, R.J. Reynolds
                                                                                                   Tobacco Holdings, Inc.
                                                                                                   (tobacco) (1999 - 2005);
                                                                                                   and Former Director of
                                                                                                   Texaco, Inc. (1997 - 2001)
--------------------------------------------------------------------------------------------------------------------------------

86    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

-----------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-----------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee                  Trustee since 2008.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Margaret B.W. Graham (64)   Trustee                  Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee                  Trustee since 2006.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Marguerite A. Piret (63)    Trustee                  Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Other Directorships
Name and Age                Principal Occupation                                                   Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard           Trustee, Mellon Institutional
                            University (1972 - present)                                            Funds Investment Trust and
                                                                                                   Mellon Institutional Funds
                                                                                                   Master Portfolio (oversaw
                                                                                                   17 portfolios in fund com-
                                                                                                   plex) (1989 - 2008)
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (64)   Founding Director, Vice President and Corporate Secretary, The         None
                            Winthrop Group, Inc. (consulting firm) (1982-present); Desautels
                            Faculty of Management, McGill University (1999 - present); and
                            Manager of Research Operations and Organizational Learning,
                            Xerox PARC, Xerox's Advance Research Center (1990 - 1994)
--------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-       Director, Broadridge Finan-
                            ogy products for securities lending industry) (2008 - present);        cial Solutions, Inc. (investo
                            private investor (2004 - 2008); and Senior Executive Vice Presi-       communications and securi-
                            dent, The Bank of New York (financial and securities services)         ties processing provider for
                            (1986 - 2004)                                                          financial services industry)
                                                                                                   (2009 - present); and
                                                                                                   Director, Quadriserv, Inc.
                                                                                                   (2005 - present)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (63)    President and Chief Executive Officer, Newbury, Piret & Company,       Director of New America
                            Inc. (investment banking firm) (1981 - present)                        High Income Fund, Inc.
                                                                                                   (closed-end investment
                                                                                                   company) (2004 - present);
                                                                                                   and member, Board of Gov-
                                                                                                   ernors, Investment Company
                                                                                                   Institute (2000 - 2006)
--------------------------------------------------------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     87

-----------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-----------------------------------------------------------------------------
Stephen K. West (82)        Trustee                  Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Other Directorships
Name and Age                Principal Occupation                                                   Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -             Director, The Swiss Helvetia
                            present); and Partner, Sullivan & Cromwell LLP (prior to 1998)         Fund, Inc. (closed-end
                                                                                                   investment company); and
                                                                                                   Director, AMVESCAP, PLC
                                                                                                   (investment manager)
                                                                                                   (1997 - 2005)
-------------------------------------------------------------------------------------------------------------------------------

88    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

Fund Officers

--------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------
Christopher J. Kelley (46)  Secretary                Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Carol B. Hannigan (50)      Assistant Secretary      Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Thomas Reyes (48)           Assistant Secretary      Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Mark E. Bradley (51)        Treasurer                Since 2008. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Luis I. Presutti (46)       Assistant Treasurer      Since 2004. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Gary Sullivan (53)          Assistant Treasurer      Since 2004. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                   Other Directorships
Name and Age                 Principal Occupation                                                  Held by this Officer
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since         None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)       Fund Governance Director of Pioneer since December 2006 and           None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary of         None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)         Vice President -- Fund Accounting, Administration and Controller-     None
                             ship Services of Pioneer; Treasurer of all of the Pioneer Funds
                             since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; Assistant Treasurer of all of the Pioneer Funds
                             from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Vice President -- Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (53)           Fund Accounting Manager -- Fund Accounting, Administration            None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     89

---------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
---------------------------------------------------------------------------
David F. Johnson (31)       Assistant Treasurer      Since 2009. Serves at
                                                     the discretion of the
                                                     Board.
---------------------------------------------------------------------------
Jean M. Bradley (58)        Chief Compliance         Since 2010. Serves at
                            Officer                  the discretion of the
                                                     Board.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                   Other Directorships
Name and Age                Principal Occupation                                                   Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)       Fund Administration Manager -- Fund Accounting, Administration         None
                            and Controllership Services since November 2008; Assistant
                            Treasurer of all of the Pioneer Funds since January 2009; and
                            Client Service Manager -- Institutional Investor Services at State
                            Street Bank from March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)        Chief Compliance Officer of Pioneer and of all the Pioneer Funds       None
                            since March 2010; Director of Adviser and Portfolio Compliance
                            at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                            October 2005
-----------------------------------------------------------------------------------------------------------------------

90    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

                           This page for your notes.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11     91

                           This page for your notes.

92     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our website: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Funds, including fees associated with the annual filing of its Form N-1A, totaled approximately $149,943 in 2011 and $149,943 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Funds during the fiscal years ended
July 31, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $33,160 and $33,160 in 2011 and 2010, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Funds during the fiscal years ended
July 31, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds' audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds.
For the years ended July 31, 2011 and 2010, there were no services provided to an affiliate that required the Funds' audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Funds and affiliates, as previously defined, totaled approximately $33,160 in 2011 and $33,160 in 2010.

The Funds' audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2011

* Print the name and title of each signing officer under his or her signature.